UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21323
Investment Company Act File Number
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
April 30
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Limited Duration Income Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 42.1%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 0.8%
		Aeroflex, Inc.
	725	Term Loan, 4.25%, Maturing May 9, 2018	$723,184
		Avio Holding SpA
EUR	700	Term Loan-Second Lien, 5.69%, Maturing June 14, 2016	982,256
		Booz Allen Hamilton, Inc.
	474	Term Loan, 4.00%, Maturing August 3, 2017	475,801
		DAE Aviation Holdings, Inc.
	1,384	Term Loan, 5.26%, Maturing July 31, 2014	1,381,314
	1,438	Term Loan, 5.26%, Maturing July 31, 2014	1,435,640
		Delos Aircraft, Inc.
	775	Term Loan, 7.00%, Maturing March 17, 2016	780,536
		Doncasters (Dundee HoldCo 4 Ltd.)
	555	Term Loan, 4.19%, Maturing May 15, 2015	523,194
	555	Term Loan, 4.69%, Maturing May 13, 2016	523,194
GBP	1,234	Term Loan-Second Lien, 6.64%, Maturing January 13, 2016	1,884,499
		Ducommun, Inc.
	575	Term Loan, 5.50%, Maturing June 28, 2017	578,414
		Evergreen International Aviation
	975	Term Loan, 12.25%, Maturing July 5, 2016	950,625
		IAP Worldwide Services, Inc.
	987	Term Loan, 9.25%, Maturing December 28, 2012	985,840
		International Lease Finance Co.
	4,050	Term Loan, 6.75%, Maturing March 17, 2015	4,075,673
		Wesco Aircraft Hardware Corp.
	408	Term Loan, 4.25%, Maturing April 7, 2017	410,499
		Wyle Services Corp.
	927	Term Loan, 5.75%, Maturing March 27, 2017	931,996

			$16,642,665

Automotive — 1.6%
		Allison Transmission, Inc.
	6,675	Term Loan, 2.94%, Maturing August 7, 2014	$6,548,514
		Chrysler Group, LLC
	3,500	Term Loan, 6.00%, Maturing May 24, 2017	3,413,596
		Delphi Corp.
	2,095	Term Loan, 3.50%, Maturing March 31, 2017	2,106,052
		Federal-Mogul Corp.
	4,052	Term Loan, 2.13%, Maturing December 29, 2014	3,869,446
	3,600	Term Loan, 2.13%, Maturing December 28, 2015	3,438,018
		Ford Motor Co.
	370	Term Loan, 2.94%, Maturing December 16, 2013	370,434
	1,621	Term Loan, 2.94%, Maturing December 16, 2013	1,621,378
		Goodyear Tire & Rubber Co.
	4,450	Term Loan-Second Lien, 1.94%, Maturing April 30, 2014	4,299,016
		HHI Holdings, LLC
	474	Term Loan, 7.00%, Maturing March 21, 2017	474,997
		KAR Auction Services, Inc.
	3,100	Term Loan, 5.00%, Maturing May 19, 2017	3,117,162
		Metaldyne, LLC
	1,621	Term Loan, 5.25%, Maturing May 18, 2017	1,619,924

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TriMas Corp.
1,125	Term Loan, 4.25%, Maturing June 21, 2017	$1,126,406

		$32,004,943

Beverage and Tobacco — 0.0%(2)
	Maine Beverage Co., LLC
213	Term Loan, 2.00%, Maturing March 31, 2013	$206,883

		$206,883

Brokers, Dealers and Investment Houses — 0.1%
	Mondrian Investment Partners, Ltd.
1,550	Term Loan, 5.50%, Maturing July 12, 2018	$1,550,000

		$1,550,000

Building and Development — 0.7%
	Beacon Sales Acquisition, Inc.
826	Term Loan, 2.22%, Maturing September 30, 2013	$813,368
	Brickman Group Holdings, Inc.
1,318	Term Loan, 7.25%, Maturing October 14, 2016	1,336,915
	CB Richard Ellis Services, Inc.
656	Term Loan, 3.25%, Maturing March 5, 2018(3)	649,977
619	Term Loan, 3.69%, Maturing September 4, 2019	613,480
	Forestar USA Real Estate Group, Inc.
311	Revolving Loan, 2.43%, Maturing August 6, 2013(3)	306,724
2,854	Term Loan, 6.50%, Maturing August 6, 2015	2,840,073
	NCI Building Systems, Inc.
614	Term Loan, 8.00%, Maturing April 18, 2014	608,147
	Panolam Industries Holdings, Inc.
1,946	Term Loan, 8.25%, Maturing December 31, 2013	1,887,762
	RE/MAX International, Inc.
2,187	Term Loan, 5.50%, Maturing April 15, 2016	2,193,812
	Realogy Corp.
116	Term Loan, 3.19%, Maturing October 10, 2013	109,998
980	Term Loan, 3.27%, Maturing October 10, 2013	928,202
	South Edge, LLC
288	Term Loan, 0.00%, Maturing October 31, 2009(4)	276,958
	WCI Communities, Inc.
748	Term Loan, 11.00%, Maturing September 2, 2016(5)	729,172

		$13,294,588

Business Equipment and Services — 3.7%
	Advantage Sales & Marketing, Inc.
1,890	Term Loan, 5.25%, Maturing December 18, 2017	$1,904,433
	Affinion Group, Inc.
5,562	Term Loan, 5.00%, Maturing October 10, 2016	5,551,904
	Allied Security Holdings, LLC
549	Term Loan, 5.00%, Maturing February 3, 2017	551,711
	BakerCorp.
900	Term Loan, 5.00%, Maturing June 1, 2018	902,812
	BAR/BRI Review Courses, Inc.
775	Term Loan, 6.00%, Maturing June 16, 2017	773,062
	Dealer Computer Services, Inc.
2,300	Term Loan, 3.75%, Maturing April 20, 2018	2,307,187
	Education Management, LLC
4,150	Term Loan, 2.00%, Maturing June 3, 2013	4,096,137
	Fifth Third Processing Solutions, LLC
349	Term Loan, 4.50%, Maturing November 3, 2016	349,212
	Infogroup, Inc.
975	Term Loan, 5.75%, Maturing May 22, 2018	963,387
	iPayment, Inc.
1,015	Term Loan, 5.75%, Maturing May 8, 2017	1,019,220

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Kronos, Inc.
	1,460	Term Loan, 2.00%, Maturing June 11, 2014	$1,440,619
		Mercury Payment Systems Canada, LLC
	725	Term Loan, 6.50%, Maturing July 3, 2017	730,437
		Mitchell International, Inc.
	2,500	Term Loan-Second Lien, 5.50%, Maturing March 30, 2015	2,387,500
		NE Customer Service
	2,027	Term Loan, 6.00%, Maturing March 23, 2016	2,027,143
		Quantum Corp.
	155	Term Loan, 3.75%, Maturing July 14, 2014	154,341
		Quintiles Transnational Corp.
	4,575	Term Loan, 5.00%, Maturing June 8, 2018	4,563,562
		Sabre, Inc.
	7,485	Term Loan, 2.21%, Maturing September 30, 2014	6,746,812
		Safenet, Inc.
	948	Term Loan, 2.69%, Maturing April 12, 2014	926,608
		Serena Software, Inc.
	3,206	Term Loan, 4.25%, Maturing March 10, 2016	3,129,957
		Sitel (Client Logic)
	1,171	Term Loan, 7.00%, Maturing January 30, 2017	1,176,951
		Solera Holdings, LLC
EUR	1,062	Term Loan, 3.25%, Maturing May 16, 2014	1,513,916
		SunGard Data Systems, Inc.
	439	Term Loan, 1.94%, Maturing February 28, 2014	429,232
	13,378	Term Loan, 3.85%, Maturing February 26, 2016	13,343,277
		SymphonyIRI Group, Inc.
	900	Term Loan, 5.00%, Maturing December 1, 2017	902,250
		TASC, Inc.
	1,547	Term Loan, 4.50%, Maturing December 18, 2015	1,549,028
		Town Sports International, Inc.
	1,072	Term Loan, 7.00%, Maturing May 4, 2018	1,077,674
		TransUnion, LLC
	998	Term Loan, 4.75%, Maturing February 12, 2018	999,994
		Travelport, LLC
	446	Term Loan, 4.75%, Maturing August 21, 2015	430,855
	1,563	Term Loan, 4.75%, Maturing August 21, 2015	1,509,695
	2,109	Term Loan, 4.75%, Maturing August 21, 2015	2,037,084
EUR	739	Term Loan, 6.04%, Maturing August 21, 2015	1,022,523
		U.S. Security Holdings, Inc.
	130	Term Loan, Maturing July 28, 2017(6)	129,096
	670	Term Loan, Maturing July 28, 2017(6)	662,904
		West Corp.
	552	Term Loan, 2.63%, Maturing October 24, 2013	549,248
	1,341	Term Loan, 4.50%, Maturing July 15, 2016	1,347,728
	3,816	Term Loan, 4.50%, Maturing July 15, 2016	3,830,733

			$73,038,232

Cable and Satellite Television — 2.5%
		Bragg Communications, Inc.
	1,554	Term Loan, 2.75%, Maturing August 31, 2014	$1,539,817
		Cequel Communications, LLC
	2,823	Term Loan, 2.19%, Maturing November 5, 2013	2,797,942
		Crown Media Holdings, Inc.
	550	Term Loan, 5.75%, Maturing July 14, 2018	546,563
		CSC Holdings, Inc.
	2,637	Term Loan, 1.94%, Maturing March 29, 2016	2,611,198
		DG FastChannel, Inc.
	1,750	Term Loan, Maturing July 26, 2018(6)	1,737,969
		Foxco Acquisition Sub, LLC
	950	Term Loan, 4.75%, Maturing July 14, 2015	950,248

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Insight Midwest Holdings, LLC
	4,359	Term Loan, 1.96%, Maturing April 7, 2014	$4,326,690
		Kabel Deutschland GmbH
EUR	1,300	Term Loan, 4.69%, Maturing June 15, 2018	1,860,445
		MCC Iowa, LLC
	2,341	Term Loan, 1.91%, Maturing January 30, 2015	2,247,546
		Mediacom Broadband, LLC
	1,832	Term Loan, 4.50%, Maturing October 23, 2017	1,820,817
		Mediacom Illinois, LLC
	4,621	Term Loan, 1.91%, Maturing January 30, 2015	4,410,173
		Mediacom, LLC
	1,015	Term Loan, 4.50%, Maturing October 23, 2017	1,012,467
		NDS Finance, Ltd.
	998	Term Loan, 4.00%, Maturing March 12, 2018	989,084
		ProSiebenSat.1 Media AG
EUR	2,045	Term Loan, 4.20%, Maturing March 6, 2015	2,682,994
EUR	1,187	Term Loan, 3.31%, Maturing June 26, 2015	1,630,975
EUR	48	Term Loan, 3.31%, Maturing July 3, 2015	66,190
EUR	2,045	Term Loan, 4.45%, Maturing March 4, 2016	2,682,994
EUR	513	Term Loan, 8.83%, Maturing March 6, 2017(5)	610,302
EUR	452	Term Loan-Second Lien, 5.58%, Maturing September 2, 2016	553,192
		UPC Broadband Holding B.V.
	239	Term Loan, 3.69%, Maturing December 30, 2016	239,212
EUR	4,531	Term Loan, 5.07%, Maturing December 31, 2016	6,351,894
	1,815	Term Loan, 3.69%, Maturing December 29, 2017	1,817,475
EUR	1,962	Term Loan, 5.32%, Maturing December 31, 2017	2,765,943
		YPSO Holding SA
EUR	557	Term Loan, 5.19%, Maturing June 16, 2014(5)	731,507
EUR	908	Term Loan, 5.19%, Maturing June 16, 2014(5)	1,193,510
EUR	1,357	Term Loan, 5.19%, Maturing June 16, 2014(5)	1,783,335

			$49,960,482

Chemicals and Plastics — 2.0%
		Ashland, Inc.
	2,250	Term Loan, Maturing July 30, 2018(6)	$2,256,505
		Celanese Holdings, LLC
	4,107	Term Loan, 3.25%, Maturing October 31, 2016	4,127,149
EUR	1,352	Term Loan, 4.49%, Maturing October 31, 2016	1,946,834
		General Chemical Corp.
	656	Term Loan, 5.00%, Maturing October 6, 2015	661,958
		Hexion Specialty Chemicals, Inc.
	866	Term Loan, 3.94%, Maturing May 5, 2015	856,064
	388	Term Loan, 4.00%, Maturing May 5, 2015	383,925
	2,305	Term Loan, 4.06%, Maturing May 5, 2015	2,265,031
		Huish Detergents, Inc.
	1,220	Term Loan, 2.19%, Maturing April 25, 2014	1,167,076
		Huntsman International, LLC
	794	Term Loan, 1.72%, Maturing April 21, 2014	773,169
	2,166	Term Loan, 2.72%, Maturing April 19, 2017	2,107,631
		INEOS Group
	144	Term Loan, 7.50%, Maturing December 16, 2013	148,842
EUR	891	Term Loan, 7.50%, Maturing December 16, 2013	1,340,930
	144	Term Loan, 8.00%, Maturing December 16, 2014	148,934
EUR	892	Term Loan, 8.00%, Maturing December 16, 2014	1,342,357
EUR	500	Term Loan, 9.00%, Maturing December 16, 2015	748,535
		ISP Chemco, Inc.
	1,906	Term Loan, 1.69%, Maturing June 4, 2014	1,899,335
		MacDermid, Inc.
EUR	775	Term Loan, 3.64%, Maturing April 11, 2014	1,097,732

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Momentive Performance Materials
	1,853	Term Loan, 3.69%, Maturing May 5, 2015	$1,821,341
		Nalco Co.
	1,563	Term Loan, 4.50%, Maturing October 5, 2017	1,566,484
		Norit NV
	1,350	Term Loan, 7.50%, Maturing July 7, 2017	1,356,750
		OM Group, Inc.
	550	Term Loan, Maturing July 28, 2017(6)	550,000
		Rockwood Specialties Group, Inc.
	2,250	Term Loan, 3.75%, Maturing February 9, 2018	2,263,887
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.93%, Maturing November 16, 2015	297,998
EUR	824	Term Loan, 5.93%, Maturing November 16, 2015	849,648
EUR	887	Term Loan, 5.93%, Maturing November 16, 2015	914,304
		Solutia, Inc.
	2,371	Term Loan, 3.50%, Maturing August 1, 2017	2,377,840
		Styron S.A.R.L.
	1,866	Term Loan, 6.00%, Maturing August 2, 2017	1,868,929
		Univar, Inc.
	3,014	Term Loan, 5.00%, Maturing June 30, 2017	3,012,272

			$40,151,460

Conglomerates — 0.7%
		Jarden Corp.
	852	Term Loan, 3.25%, Maturing March 30, 2018	$856,277
		Manitowoc Company, Inc. (The)
	725	Term Loan, 4.25%, Maturing November 13, 2017	728,622
		RBS Global, Inc.
	406	Term Loan, 2.44%, Maturing July 19, 2013	402,324
	2,682	Term Loan, 2.77%, Maturing July 19, 2013	2,665,205
		RGIS Holdings, LLC
	96	Term Loan, 2.75%, Maturing April 30, 2014	94,060
	1,929	Term Loan, 2.75%, Maturing April 30, 2014	1,881,208
		Service Master Co.
	293	Term Loan, 2.69%, Maturing July 24, 2014	283,643
	2,941	Term Loan, 2.71%, Maturing July 24, 2014	2,848,247
		US Investigations Services, Inc.
	2,832	Term Loan, 3.00%, Maturing February 21, 2015	2,780,478
		Walter Industries, Inc.
	2,195	Term Loan, 4.00%, Maturing April 2, 2018	2,198,983

			$14,739,047

Containers and Glass Products — 1.7%
		Berry Plastics Corp.
	4,493	Term Loan, 2.26%, Maturing April 3, 2015	$4,245,620
		BWAY Corp.
	244	Term Loan, 4.50%, Maturing February 23, 2018	244,653
	2,748	Term Loan, 4.50%, Maturing February 23, 2018	2,755,621
		Consolidated Container Co.
	2,000	Term Loan-Second Lien, 5.69%, Maturing September 28, 2014	1,828,334
		Graham Packaging Holdings Co.
	4,980	Term Loan, 6.75%, Maturing April 4, 2014	4,993,527
	993	Term Loan, 6.00%, Maturing September 23, 2016	995,323
		Graphic Packaging International, Inc.
	5,620	Term Loan, 2.23%, Maturing May 16, 2014	5,595,107
		JSG Acquisitions
EUR	797	Term Loan, 4.61%, Maturing December 1, 2014	1,144,678
EUR	788	Term Loan, 4.83%, Maturing December 31, 2014	1,132,730
		Kranson Industries, Inc.
	979	Term Loan, 2.44%, Maturing July 31, 2013	954,450

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Pelican Products, Inc.
	796	Term Loan, 5.00%, Maturing March 7, 2017	$796,663
		Reynolds Group Holdings, Inc.
	3,092	Term Loan, 4.25%, Maturing February 9, 2018	3,074,213
	3,075	Term Loan, Maturing August 9, 2018(6)	3,046,172
		Smurfit Kappa Acquisitions
EUR	115	Term Loan, 4.73%, Maturing December 31, 2014	164,762
EUR	138	Term Loan, 4.85%, Maturing December 31, 2014	197,796
		Tegrant Holding Corp.
	1,915	Term Loan, 3.45%, Maturing March 8, 2013	1,766,587

			$32,936,236

Cosmetics/Toiletries — 0.7%
		Alliance Boots Holdings, Ltd.
GBP	4,950	Term Loan, 3.60%, Maturing July 9, 2015	$7,622,438
EUR	1,000	Term Loan, 4.30%, Maturing July 9, 2015	1,393,792
		Bausch & Lomb, Inc.
	533	Term Loan, 3.44%, Maturing April 24, 2015	530,358
	2,191	Term Loan, 3.48%, Maturing April 24, 2015	2,178,817
		KIK Custom Products, Inc.
	1,900	Term Loan-Second Lien, 5.27%, Maturing November 28, 2014	1,354,700
		Prestige Brands, Inc.
	842	Term Loan, 4.76%, Maturing March 24, 2016	847,123

			$13,927,228

Diversified Media — 0.1%
		Catalina Marketing Corp.
	1,995	Term Loan, 2.94%, Maturing October 1, 2014	$1,969,588

			$1,969,588

Drugs — 0.4%
		Endo Pharmaceuticals Holdings, Inc.
	1,625	Term Loan, 4.00%, Maturing June 18, 2018	$1,631,238
		Graceway Pharmaceuticals, LLC
	445	Term Loan, 4.94%, Maturing May 3, 2012	246,601
	1,487	Term Loan, 9.94%, Maturing November 3, 2013(5)	7,466
	2,000	Term Loan-Second Lien, 0.00%, Maturing May 3, 2013(7)	57,000
		Warner Chilcott Corp.
	1,710	Term Loan, 3.75%, Maturing March 17, 2016	1,712,399
	758	Term Loan, 4.25%, Maturing March 15, 2018	759,640
	1,516	Term Loan, 4.25%, Maturing March 15, 2018	1,519,279
		WC Luxco S.A.R.L.
	1,042	Term Loan, 4.25%, Maturing March 15, 2018	1,044,505

			$6,978,128

Ecological Services and Equipment — 0.1%
		Big Dumpster Merger Sub, Inc.
	806	Term Loan, 2.44%, Maturing February 5, 2013	$696,256
		Cory Environmental Holdings
GBP	513	Term Loan-Second Lien, 5.04%, Maturing September 30, 2014(5)(8)	296,574
		Environmental Systems Products Holdings, Inc.
	248	Term Loan-Second Lien, 13.50%, Maturing September 12, 2014	228,538
		Sensus Metering Systems, Inc.
	723	Term Loan, 4.75%, Maturing May 9, 2017	726,804
		Wastequip, Inc.
	930	Term Loan, 2.44%, Maturing February 5, 2013	804,069

			$2,752,241

Electronics/Electrical — 2.0%
		Aspect Software, Inc.
	1,926	Term Loan, 6.25%, Maturing May 6, 2016	$1,930,439

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Attachmate Corp.
	2,925	Term Loan, 6.50%, Maturing April 27, 2017	$2,938,405
		Christie/Aix, Inc.
	767	Term Loan, 5.25%, Maturing April 29, 2016	764,895
		Eagle Parent, Inc.
	2,800	Term Loan, 5.00%, Maturing May 16, 2018	2,737,000
		Edwards (Cayman Island II), Ltd.
	1,194	Term Loan, 5.50%, Maturing May 31, 2016	1,192,010
		Freescale Semiconductor, Inc.
	4,335	Term Loan, 4.44%, Maturing December 1, 2016	4,320,617
		Infor Enterprise Solutions Holdings
	500	Term Loan, 5.69%, Maturing March 3, 2014	432,500
	259	Term Loan, 4.94%, Maturing July 28, 2015	248,695
	2,060	Term Loan, 5.94%, Maturing July 28, 2015	1,998,072
	3,948	Term Loan, 5.94%, Maturing July 28, 2015	3,854,297
	550	Term Loan-Second Lien, 6.44%, Maturing March 3, 2014	482,167
	950	Term Loan-Second Lien, 6.44%, Maturing March 3, 2014	831,547
		Network Solutions, LLC
	1,787	Term Loan, 2.44%, Maturing March 7, 2014	1,733,215
		NXP B.V.
	2,569	Term Loan, 4.50%, Maturing March 7, 2017	2,571,773
		Open Solutions, Inc.
	2,346	Term Loan, 2.38%, Maturing January 23, 2014	2,043,631
		Sensata Technologies Finance Co., LLC
	3,775	Term Loan, 4.00%, Maturing May 11, 2018	3,776,684
		Ship US Bidco, Inc.
GBP	2,000	Term Loan, 6.01%, Maturing November 30, 2017	3,245,970
		Spectrum Brands, Inc.
	909	Term Loan, 5.00%, Maturing June 17, 2016	916,095
		SS&C Technologies, Inc.
	1,428	Term Loan, 2.24%, Maturing November 23, 2012	1,413,793
		VeriFone, Inc.
	895	Term Loan, 2.94%, Maturing October 31, 2013	893,057
		Vertafore, Inc.
	1,065	Term Loan, 5.25%, Maturing July 29, 2016	1,065,981

			$39,390,843

Equipment Leasing — 0.2%
		Hertz Corp.
	3,342	Term Loan, 3.75%, Maturing March 9, 2018	$3,338,220

			$3,338,220

Financial Intermediaries — 1.4%
		Asset Acceptance Capital Corp.
	974	Term Loan, 3.75%, Maturing June 5, 2013	$959,871
		Citco III, Ltd.
	1,800	Term Loan, 6.25%, Maturing June 29, 2018	1,794,375
		EURONET Worldwide, Inc.
	1,779	Term Loan, 2.22%, Maturing April 4, 2014	1,761,412
		First Data Corp.
	1,000	Term Loan, 2.94%, Maturing September 24, 2014	933,977
	2,654	Term Loan, 2.94%, Maturing September 24, 2014	2,479,380
	2,346	Term Loan, Maturing September 24, 2014(6)	2,191,829
		Grosvenor Capital Management
	633	Term Loan, 4.19%, Maturing December 5, 2016	632,961
		Interactive Data Corp.
	2,219	Term Loan, 4.75%, Maturing February 12, 2018	2,221,692
		Jupiter Asset Management Group
GBP	308	Term Loan, 4.46%, Maturing March 17, 2015	499,666

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		LPL Holdings, Inc.
	1,151	Term Loan, 1.95%, Maturing June 28, 2013	$1,149,896
	3,624	Term Loan, 4.25%, Maturing June 25, 2015	3,646,725
		MSCI, Inc.
	3,619	Term Loan, 3.75%, Maturing March 14, 2017	3,640,731
		Nuveen Investments, Inc.
	1,842	Term Loan, 3.25%, Maturing November 13, 2014	1,811,210
	2,153	Term Loan, 5.75%, Maturing May 12, 2017	2,153,469
		RJO Holdings Corp. (RJ O’Brien)
	32	Term Loan, 6.19%, Maturing December 10, 2015(8)	26,624
	1,029	Term Loan, 6.19%, Maturing December 10, 2015(8)	816,237

			$26,720,055

Food Products — 1.4%
		Acosta, Inc.
	2,219	Term Loan, 4.75%, Maturing March 1, 2018	$2,212,502
		Dean Foods Co.
	5,697	Term Loan, 1.75%, Maturing April 2, 2014	5,516,714
		Dole Food Company, Inc.
	1,068	Term Loan, 5.05%, Maturing July 6, 2018	1,071,058
	1,983	Term Loan, 5.06%, Maturing July 6, 2018	1,989,108
		JBS USA Holdings, Inc.
	1,075	Term Loan, 4.25%, Maturing May 25, 2018	1,075,336
		Liberator Midco, Ltd.
GBP	1,000	Term Loan, 5.26%, Maturing April 29, 2016	1,645,555
		Michael Foods Holdings, Inc.
	1,496	Term Loan, 4.25%, Maturing February 23, 2018	1,498,494
		Pierre Foods, Inc.
	2,362	Term Loan, 7.00%, Maturing September 30, 2016	2,387,273
		Pinnacle Foods Finance, LLC
	7,111	Term Loan, 2.69%, Maturing April 2, 2014	7,053,092
		Provimi Group SA
	188	Term Loan, 2.44%, Maturing June 28, 2015	183,310
	231	Term Loan, 2.44%, Maturing June 28, 2015	225,586
EUR	243	Term Loan, 3.69%, Maturing June 28, 2015	340,686
EUR	361	Term Loan, 3.69%, Maturing June 28, 2015	505,775
EUR	419	Term Loan, 3.69%, Maturing June 28, 2015	587,131
EUR	540	Term Loan, 3.69%, Maturing June 28, 2015	757,130
	148	Term Loan-Second Lien, 4.44%, Maturing December 28, 2016	144,810
EUR	24	Term Loan-Second Lien, 5.69%, Maturing December 28, 2016	33,944
EUR	331	Term Loan-Second Lien, 5.69%, Maturing December 28, 2016	464,888

			$27,692,392

Food Service — 1.9%
		Aramark Corp.
	137	Term Loan, 2.06%, Maturing January 27, 2014	$135,144
	1,696	Term Loan, 2.12%, Maturing January 27, 2014	1,672,837
GBP	955	Term Loan, 2.83%, Maturing January 27, 2014	1,524,477
	246	Term Loan, 3.44%, Maturing July 26, 2016	245,079
	3,742	Term Loan, 3.50%, Maturing July 26, 2016	3,726,592
		Buffets, Inc.
	1,558	Term Loan, 12.00%, Maturing April 21, 2015(5)	1,347,814
	162	Term Loan, 7.50%, Maturing April 22, 2015(5)	127,665
		Burger King Corp.
	5,653	Term Loan, 4.50%, Maturing October 19, 2016	5,647,772
		Del Monte Corp.
	6,100	Term Loan, 4.50%, Maturing March 8, 2018	6,081,480
		Denny’s, Inc.
	726	Term Loan, 5.25%, Maturing September 30, 2016	727,361
		DineEquity, Inc.
	1,533	Term Loan, 4.25%, Maturing October 19, 2017	1,535,205

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dunkin’ Brands, Inc.
	2,314	Term Loan, 4.25%, Maturing November 23, 2017	$2,316,857
		JRD Holdings, Inc.
	1,700	Term Loan, 2.47%, Maturing July 2, 2014	1,684,427
		NPC International, Inc.
	352	Term Loan, 1.95%, Maturing May 3, 2013	349,940
		OSI Restaurant Partners, LLC
	509	Term Loan, 2.50%, Maturing June 14, 2013	490,910
	5,178	Term Loan, 2.50%, Maturing June 14, 2014	4,997,486
		Sagittarius Restaurants, LLC
	566	Term Loan, 7.51%, Maturing May 18, 2015	563,574
		Selecta
EUR	741	Term Loan-Second Lien, 5.77%, Maturing December 28, 2015	729,591
		U.S. Foodservice, Inc.
	1,995	Term Loan, 2.69%, Maturing July 3, 2014	1,893,569
		Wendy’s/Arby’s Restaurants, LLC
	1,011	Term Loan, 5.00%, Maturing May 24, 2017	1,013,087

			$36,810,867

Food/Drug Retailers — 1.4%
		General Nutrition Centers, Inc.
	2,400	Term Loan, 4.25%, Maturing March 2, 2018	$2,401,800
		NBTY, Inc.
	7,301	Term Loan, 4.25%, Maturing October 2, 2017	7,310,985
		Pantry, Inc. (The)
	313	Term Loan, 1.94%, Maturing May 15, 2014	309,269
	1,087	Term Loan, 1.94%, Maturing May 15, 2014	1,074,051
		Rite Aid Corp.
	5,210	Term Loan, 1.94%, Maturing June 4, 2014	4,971,642
	4,065	Term Loan, 4.50%, Maturing March 2, 2018	3,999,260
		Roundy’s Supermarkets, Inc.
	3,664	Term Loan, 7.00%, Maturing November 3, 2013	3,679,480
		Supervalu, Inc.
	3,491	Term Loan, 4.50%, Maturing April 28, 2018	3,445,647

			$27,192,134

Forest Products — 0.2%
		Georgia-Pacific Corp.
	3,638	Term Loan, 2.25%, Maturing December 21, 2012	$3,639,759
	1,287	Term Loan, 3.50%, Maturing December 23, 2014	1,289,288

			$4,929,047

Health Care — 4.5%
		Alere, Inc.
	2,600	Term Loan, 4.50%, Maturing June 30, 2017	$2,597,400
		Alliance Healthcare Services
	997	Term Loan, 5.50%, Maturing June 1, 2016	995,182
		Ardent Medical Services, Inc.
	725	Term Loan, Maturing September 18, 2015(6)	726,133
		Aveta Holdings, LLC
	656	Term Loan, 8.50%, Maturing April 14, 2015	658,988
	656	Term Loan, 8.50%, Maturing April 14, 2015	658,988
		Biomet, Inc.
	3,850	Term Loan, 3.23%, Maturing March 25, 2015	3,816,794
EUR	1,708	Term Loan, 4.43%, Maturing March 25, 2015	2,453,318
		Bright Horizons Family Solutions, Inc.
	240	Term Loan, 4.19%, Maturing May 28, 2015	240,775
		Capsugel Healthcare, Ltd.
	1,400	Term Loan, Maturing August 1, 2018(6)	1,405,600
		Cardinal Health 409, Inc.
	1,100	Term Loan, 2.44%, Maturing April 10, 2014	1,056,108

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Carestream Health, Inc.
	2,469	Term Loan, 5.00%, Maturing February 25, 2017	$2,306,283
		Carl Zeiss Vision Holding GmbH
	130	Term Loan, 4.00%, Maturing September 30, 2019	111,475
		Catalent Pharma Solutions
EUR	1,920	Term Loan, 3.69%, Maturing April 10, 2014	2,662,287
		CDRL MS, Inc.
	878	Term Loan, 6.75%, Maturing September 29, 2016	883,943
		Community Health Systems, Inc.
	365	Term Loan, 2.50%, Maturing July 25, 2014	352,891
	7,090	Term Loan, 2.50%, Maturing July 25, 2014	6,861,199
	3,560	Term Loan, 3.75%, Maturing January 25, 2017	3,480,635
		ConMed Corp.
	573	Term Loan, 1.69%, Maturing April 12, 2013	561,315
		ConvaTec, Inc.
	997	Term Loan, 5.75%, Maturing December 22, 2016	999,046
		CRC Health Corp.
	1,180	Term Loan, 4.75%, Maturing November 16, 2015	1,153,274
		Dako EQT Project Delphi
	750	Term Loan-Second Lien, 4.00%, Maturing December 12, 2016	681,938
		DJO Finance, LLC
	835	Term Loan, 3.19%, Maturing May 20, 2014	823,995
		Fenwal, Inc.
	142	Term Loan, 2.50%, Maturing February 28, 2014	135,369
	829	Term Loan, 2.50%, Maturing February 28, 2014	789,539
		Fresenius SE
	357	Term Loan, 3.50%, Maturing September 10, 2014	357,538
	625	Term Loan, 3.50%, Maturing September 10, 2014	626,010
		Grifols SA
	2,400	Term Loan, 6.00%, Maturing June 1, 2017	2,413,250
		HCA, Inc.
	4,961	Term Loan, 3.50%, Maturing March 31, 2017	4,873,285
	2,152	Term Loan, 3.50%, Maturing May 1, 2018	2,114,290
		Health Management Associates, Inc.
	5,541	Term Loan, 2.00%, Maturing February 28, 2014	5,420,037
		Iasis Healthcare, LLC
	1,796	Term Loan, 5.00%, Maturing May 3, 2018	1,789,889
		inVentiv Health, Inc.
	1,988	Term Loan, 4.75%, Maturing August 4, 2016	1,981,113
	1,350	Term Loan, 6.75%, Maturing May 15, 2018	1,346,625
		Kindred Healthcare, Inc.
	1,750	Term Loan, 5.25%, Maturing June 1, 2018	1,750,437
		Lifepoint Hospitals, Inc.
	2,901	Term Loan, 3.01%, Maturing April 15, 2015	2,903,045
		MedAssets, Inc.
	997	Term Loan, 5.25%, Maturing November 16, 2016	1,000,923
		Medpace, Inc.
	925	Term Loan, 6.50%, Maturing June 22, 2017	915,750
		Meritas, LLC
	875	Term Loan, Maturing July 28, 2017(6)	866,250
		MultiPlan, Inc.
	2,764	Term Loan, 4.75%, Maturing August 26, 2017	2,754,488
		Nyco Holdings
EUR	868	Term Loan, 5.19%, Maturing December 29, 2014	1,240,569
	1,555	Term Loan, Maturing December 29, 2014(6)	1,540,970
EUR	868	Term Loan, 5.94%, Maturing December 29, 2015	1,240,264
	1,554	Term Loan-Second Lien, Maturing December 29, 2015(6)	1,539,833
		Physiotherapy Associates, Inc.
	910	Term Loan, 7.50%, Maturing June 27, 2013	905,757
	500	Term Loan-Second Lien, 12.00%, Maturing June 27, 2014	411,650

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RadNet Management, Inc.
	1,358	Term Loan, 5.75%, Maturing April 1, 2016	$1,359,170
		ReAble Therapeutics Finance, LLC
	1,093	Term Loan, 2.19%, Maturing November 18, 2013	1,089,050
		Res-Care, Inc.
	1,496	Term Loan, 7.25%, Maturing December 22, 2016	1,501,851
		Select Medical Holdings Corp.
	3,250	Term Loan, 5.50%, Maturing May 25, 2018	3,199,180
		Skillsoft Corp.
	978	Term Loan, 6.50%, Maturing May 26, 2017	991,228
		Sunrise Medical Holdings, Inc.
EUR	793	Term Loan, 6.75%, Maturing May 13, 2014	1,053,535
		TriZetto Group, Inc. (The)
	1,575	Term Loan, 4.75%, Maturing May 2, 2018	1,567,618
		Universal Health Services, Inc.
	997	Term Loan, 4.00%, Maturing November 15, 2016	1,000,605
		Vanguard Health Holding Co., LLC
	1,238	Term Loan, 5.00%, Maturing January 29, 2016	1,240,177
		VWR Funding, Inc.
	2,279	Term Loan, 2.69%, Maturing June 30, 2014	2,220,113

			$89,626,975

Home Furnishings — 0.4%
		Hunter Fan Co.
	524	Term Loan, 2.69%, Maturing April 16, 2014	$503,103
	500	Term Loan-Second Lien, 6.94%, Maturing October 16, 2014	405,000
		National Bedding Co., LLC
	3,252	Term Loan, 3.75%, Maturing November 28, 2013	3,235,771
	2,550	Term Loan-Second Lien, 5.31%, Maturing February 28, 2014	2,456,499
		Oreck Corp.
	527	Term Loan-Second Lien, 3.75%, Maturing March 19, 2016(8)	475,017
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 24, 2016	492,574

			$7,567,964

Industrial Equipment — 1.0%
		Alliance Laundry Systems, LLC
	933	Term Loan, 6.25%, Maturing September 30, 2016	$941,889
		Brand Energy and Infrastructure Services, Inc.
	910	Term Loan, 2.50%, Maturing February 7, 2014	832,643
	983	Term Loan, 3.56%, Maturing February 7, 2014	909,538
		Brock Holdings III, Inc.
	1,072	Term Loan, 6.00%, Maturing March 16, 2017	1,072,313
		Butterfly Wendel US, Inc.
	596	Term Loan, 3.46%, Maturing June 23, 2014	582,060
	596	Term Loan, 4.21%, Maturing June 22, 2015	581,872
		EPD Holdings, (Goodyear Engineering Products)
	295	Term Loan, 2.69%, Maturing July 31, 2014	281,559
	2,061	Term Loan, 2.69%, Maturing July 31, 2014	1,965,808
	2,100	Term Loan-Second Lien, 5.94%, Maturing July 31, 2015	1,897,875
		Generac Acquisition Corp.
	1,841	Term Loan, 2.74%, Maturing November 11, 2013	1,833,299
		Itron, Inc.
EUR	158	Term Loan, 5.03%, Maturing April 18, 2014	226,963
		Jason, Inc.
	100	Term Loan, 8.25%, Maturing September 21, 2014	99,679
	251	Term Loan, 8.25%, Maturing September 21, 2014	250,808
		JMC Steel Group, Inc.
	648	Term Loan, 4.75%, Maturing April 3, 2017	652,014

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		KION Group GmbH
	256	Term Loan, 3.69%, Maturing December 23, 2014(5)	$237,684
	256	Term Loan, 3.94%, Maturing December 23, 2015(5)	237,684
		Pinafore, LLC
	2,356	Term Loan, 4.25%, Maturing September 29, 2016	2,361,014
		Polypore, Inc.
	4,080	Term Loan, 2.19%, Maturing July 3, 2014	4,041,696
		Sequa Corp.
	1,191	Term Loan, 3.50%, Maturing December 3, 2014	1,172,107

			$20,178,505

Insurance — 0.6%
		Alliant Holdings I, Inc.
	2,688	Term Loan, 3.25%, Maturing August 21, 2014	$2,661,410
		AmWINS Group, Inc.
	500	Term Loan-Second Lien, 5.75%, Maturing June 8, 2014	463,125
		Applied Systems, Inc.
	997	Term Loan, 5.50%, Maturing December 8, 2016	1,003,105
		Crawford & Company
	1,499	Term Loan, 5.00%, Maturing October 30, 2013	1,509,332
		Crump Group, Inc.
	795	Term Loan, 3.20%, Maturing August 1, 2014	778,671
		HUB International Holdings, Inc.
	212	Term Loan, 2.75%, Maturing June 13, 2014	205,835
	941	Term Loan, 2.75%, Maturing June 13, 2014	915,687
		U.S.I. Holdings Corp.
	2,623	Term Loan, 2.69%, Maturing May 5, 2014	2,557,044
	982	Term Loan, 7.00%, Maturing May 5, 2014	977,587

			$11,071,796

Leisure Goods/Activities/Movies — 1.6%
		AMC Entertainment, Inc.
	1,668	Term Loan, 3.50%, Maturing December 16, 2016	$1,658,143
		AMC Networks, Inc.
	1,475	Term Loan, 4.00%, Maturing December 31, 2018	1,471,312
		Bombardier Recreational Products
	2,854	Term Loan, 2.75%, Maturing June 28, 2013	2,790,265
		Cedar Fair, L.P.
	2,450	Term Loan, 4.00%, Maturing December 15, 2017	2,457,181
		Cinemark, Inc.
	3,661	Term Loan, 3.47%, Maturing April 29, 2016	3,682,704
		Deluxe Entertainment Services Group, Inc.
	41	Term Loan, 6.04%, Maturing May 11, 2013	41,158
	612	Term Loan, 6.25%, Maturing May 11, 2013	609,134
	500	Term Loan-Second Lien, 11.00%, Maturing November 11, 2013	498,125
		Merlin Entertainment Group
GBP	1,720	Term Loan, 4.88%, Maturing July 21, 2017	2,777,819
		National CineMedia, LLC
	2,333	Term Loan, 1.75%, Maturing February 13, 2015	2,290,769
		Regal Cinemas Corp.
	3,980	Term Loan, 3.50%, Maturing August 23, 2017	3,982,177
		Revolution Studios Distribution Co., LLC
	1,568	Term Loan, 3.94%, Maturing December 21, 2014	1,167,806
	2,050	Term Loan-Second Lien, 7.19%, Maturing June 21, 2015(8)	631,400
		SeaWorld Parks & Entertainment, Inc.
	1,005	Term Loan, 2.94%, Maturing February 17, 2016	1,004,192
	915	Term Loan, 4.00%, Maturing August 17, 2017	917,664
		Six Flags Theme Parks, Inc.
	2,927	Term Loan, 5.25%, Maturing June 30, 2016	2,946,298
		SRAM, LLC
	1,425	Term Loan, 4.77%, Maturing June 7, 2018	1,425,890

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Zuffa, LLC
	1,462	Term Loan, 2.25%, Maturing June 19, 2015	$1,433,908

			$31,785,945

Lodging and Casinos — 0.9%
		Ameristar Casinos, Inc.
	998	Term Loan, 4.00%, Maturing April 13, 2018	$1,001,657
		Gala Electric Casinos, Ltd.
GBP	1,775	Term Loan, 5.70%, Maturing May 30, 2018	2,630,542
		Harrah’s Operating Co.
	2,130	Term Loan, 3.23%, Maturing January 28, 2015	1,921,381
	1,768	Term Loan, 3.25%, Maturing January 28, 2015	1,596,599
	1,500	Term Loan, 3.25%, Maturing January 28, 2015	1,355,934
		Herbst Gaming, Inc.
	816	Term Loan, 10.00%, Maturing December 31, 2015	839,545
		Isle of Capri Casinos, Inc.
	873	Term Loan, 4.50%, Maturing November 1, 2013	877,904
		Las Vegas Sands, LLC
	723	Term Loan, 2.72%, Maturing November 23, 2016	698,017
	2,651	Term Loan, 2.72%, Maturing November 23, 2016	2,565,022
		LodgeNet Entertainment Corp.
	749	Term Loan, 6.50%, Maturing April 4, 2014	718,065
		Penn National Gaming, Inc.
	1,225	Term Loan, 3.75%, Maturing July 16, 2018	1,227,290
		Tropicana Entertainment, Inc.
	87	Term Loan, 15.00%, Maturing March 8, 2013	97,729
		VML US Finance, LLC
	1,873	Term Loan, 4.69%, Maturing May 27, 2013	1,873,050

			$17,402,735

Nonferrous Metals/Minerals — 0.6%
		Compass Minerals Group, Inc.
	1,711	Term Loan, 2.94%, Maturing January 15, 2016	$1,719,695
		Fairmount Minerals, Ltd.
	2,627	Term Loan, 5.25%, Maturing March 15, 2017	2,636,007
		Noranda Aluminum Acquisition
	357	Term Loan, 1.94%, Maturing May 16, 2014	354,962
		Novelis, Inc.
	2,090	Term Loan, 3.75%, Maturing March 10, 2017	2,095,158
		Oxbow Carbon and Mineral Holdings
	1,455	Term Loan, 3.74%, Maturing May 8, 2016	1,456,792
		SunCoke Energy, Inc.
	550	Term Loan, 5.25%, Maturing July 26, 2018	551,375
		Tube City IMS Corp.
	2,562	Term Loan, 2.19%, Maturing January 25, 2014	2,517,125
	324	Term Loan, 2.31%, Maturing January 25, 2014	318,649

			$11,649,763

Oil and Gas — 0.6%
		CITGO Petroleum Corp.
	568	Term Loan, 8.00%, Maturing June 24, 2015	$575,767
	495	Term Loan, 9.00%, Maturing June 23, 2017	516,244
		Crestwood Holdings, LLC
	530	Term Loan, 10.50%, Maturing September 30, 2016	546,391
		Dynegy Holdings, Inc.
	73	Term Loan, 3.94%, Maturing April 2, 2013	72,562
	926	Term Loan, 3.94%, Maturing April 2, 2013	915,434
		Frac Tech International, LLC
	2,354	Term Loan, 6.25%, Maturing May 6, 2016	2,354,059
		Gibson Energy
	2,250	Term Loan, 5.75%, Maturing June 14, 2018	2,247,892

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		MEG Energy Corp.
	1,150	Term Loan, 4.00%, Maturing March 16, 2018	$1,151,677
		Obsidian Natural Gas Trust
	1,369	Term Loan, 7.00%, Maturing November 2, 2015	1,389,565
		Sheridan Production Partners I, LLC
	134	Term Loan, 6.50%, Maturing April 20, 2017	135,047
	220	Term Loan, 6.50%, Maturing April 20, 2017	221,097
	1,660	Term Loan, 6.50%, Maturing April 20, 2017	1,668,554

			$11,794,289

Publishing — 1.8%
		Aster Zweite Beteiligungs GmbH
	1,075	Term Loan, 4.71%, Maturing December 30, 2016	$1,034,150
	1,194	Term Loan, 4.71%, Maturing December 30, 2016	1,149,042
	1,277	Term Loan, 4.71%, Maturing December 30, 2016	1,228,574
EUR	472	Term Loan, 5.78%, Maturing December 30, 2016	663,424
EUR	528	Term Loan, 5.78%, Maturing December 30, 2016	741,145
		Cengage Learning, Inc.
	1,668	Term Loan, 2.50%, Maturing July 3, 2014	1,461,662
		GateHouse Media Operating, Inc.
	2,921	Term Loan, 2.19%, Maturing August 28, 2014	1,036,883
	4,147	Term Loan, 2.19%, Maturing August 28, 2014	1,472,135
	964	Term Loan, 2.44%, Maturing August 28, 2014	342,139
		Getty Images, Inc.
	1,961	Term Loan, 5.25%, Maturing November 7, 2016	1,973,025
		Laureate Education, Inc.
	3,621	Term Loan, 5.25%, Maturing August 15, 2018	3,462,675
		MediaNews Group, Inc.
	147	Term Loan, 8.50%, Maturing March 19, 2014	147,097
		Merrill Communications, LLC
	1,382	Term Loan, 7.50%, Maturing December 24, 2012	1,381,927
		Nelson Education, Ltd.
	638	Term Loan, 2.75%, Maturing July 3, 2014	558,493
		Nielsen Finance, LLC
	7,970	Term Loan, 2.19%, Maturing August 9, 2013	7,872,938
	1,995	Term Loan, 3.44%, Maturing May 2, 2016	1,989,618
		Penton Media, Inc.
	971	Term Loan, 5.00%, Maturing August 1, 2014(5)	757,281
		SGS International, Inc.
	613	Term Loan, 3.77%, Maturing September 30, 2013	612,569
		Source Interlink Companies, Inc.
	1,122	Term Loan, 10.75%, Maturing June 18, 2013	1,099,611
	775	Term Loan, 15.00%, Maturing March 18, 2014(5)	716,944
		Springer Science+Business Media S.A.
	2,000	Term Loan, 4.19%, Maturing June 17, 2016	1,999,506
		Star Tribune Co. (The)
	29	Term Loan, 8.00%, Maturing September 28, 2014	28,371
	25	Term Loan, 8.00%, Maturing September 29, 2014	25,219
		Trader Media Corp., Ltd.
GBP	1,000	Term Loan, 5.14%, Maturing December 1, 2017	1,605,886
		Xsys, Inc.
EUR	1,500	Term Loan-Second Lien, 8.33%, Maturing June 29, 2018	2,090,688

			$35,451,002

Radio and Television — 1.8%
		Block Communications, Inc.
	1,985	Term Loan, 2.19%, Maturing December 22, 2011	$1,974,577
		CMP Susquehanna Corp.
	954	Revolving Loan, 0.50%, Maturing May 5, 2012(3)	939,383
	2,125	Term Loan, 2.19%, Maturing May 3, 2013	2,114,657

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Cumulus Media, Inc.
	4,550	Term Loan, Maturing August 30, 2018(6)	$4,534,817
		Gray Television, Inc.
	1,749	Term Loan, 3.69%, Maturing December 31, 2014	1,714,036
		HIT Entertainment, Inc.
	993	Term Loan, 5.52%, Maturing June 1, 2012	984,513
		Live Nation Worldwide, Inc.
	4,311	Term Loan, 4.50%, Maturing November 7, 2016	4,318,644
		Local TV Finance, LLC
	1,712	Term Loan, 2.19%, Maturing May 7, 2013	1,671,362
		Mission Broadcasting, Inc.
	656	Term Loan, 5.00%, Maturing September 30, 2016	658,011
		New Young Broadcasting Holding Co., Inc.
	539	Term Loan, 8.00%, Maturing June 30, 2015	543,488
		Nexstar Broadcasting, Inc.
	3,022	Term Loan, 5.00%, Maturing September 30, 2016	3,029,172
		Raycom TV Broadcasting, LLC
	925	Term Loan, 4.50%, Maturing May 31, 2017	925,000
		Tyrol Acquisition 2 SAS
EUR	750	Term Loan, 5.44%, Maturing January 30, 2015	934,883
EUR	750	Term Loan, 5.44%, Maturing January 29, 2016	934,883
		Univision Communications, Inc.
	4,218	Term Loan, 2.19%, Maturing September 29, 2014	4,040,608
	4,218	Term Loan, 4.44%, Maturing March 31, 2017	4,017,157
		Weather Channel
	1,277	Term Loan, 4.25%, Maturing February 13, 2017	1,280,790

			$34,615,981

Retailers (Except Food and Drug) — 1.2%
		Dollar General Corp.
	1,000	Term Loan, 2.94%, Maturing July 7, 2014	$1,000,750
		FTD, Inc.
	1,400	Term Loan, 4.75%, Maturing June 6, 2018	1,401,715
		J. Crew Operating Corp.
	2,693	Term Loan, 4.75%, Maturing March 7, 2018	2,592,439
		Jo-Ann Stores, Inc.
	1,696	Term Loan, 4.75%, Maturing March 16, 2018	1,678,528
		Michaels Stores, Inc.
	926	Term Loan, 2.50%, Maturing October 31, 2013	911,300
		Neiman Marcus Group, Inc.
	3,250	Term Loan, 4.75%, Maturing May 16, 2018	3,212,619
		Orbitz Worldwide, Inc.
	1,775	Term Loan, 3.22%, Maturing July 25, 2014	1,631,825
		Phillips-Van Heusen Corp.
	685	Term Loan, 3.50%, Maturing May 6, 2016	688,070
		Pilot Travel Centers, LLC
	1,725	Term Loan, 4.25%, Maturing March 30, 2018	1,732,542
		Savers, Inc.
	1,147	Term Loan, 4.25%, Maturing March 3, 2017	1,150,231
		Visant Holding Corp.
	1,368	Term Loan, 5.25%, Maturing December 22, 2016	1,360,424
		Vivarte
EUR	31	Term Loan, 3.25%, Maturing March 9, 2015	40,244
EUR	122	Term Loan, 3.25%, Maturing March 9, 2015	156,506
EUR	782	Term Loan, 3.25%, Maturing March 9, 2015	1,005,212
EUR	782	Term Loan, 3.87%, Maturing March 8, 2016	1,005,212
EUR	31	Term Loan, 3.87%, Maturing May 29, 2016	40,244
EUR	122	Term Loan, 3.87%, Maturing May 29, 2016	156,505

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Yankee Candle Company, Inc. (The)
	3,923	Term Loan, 2.19%, Maturing February 6, 2014	$3,906,744

			$23,671,110

Steel — 0.1%
		Niagara Corp.
	1,990	Term Loan, 10.50%, Maturing June 29, 2014(5)(8)	$1,867,313

			$1,867,313

Surface Transport — 0.1%
		Swift Transportation Co., Inc.
	2,250	Term Loan, 6.00%, Maturing December 21, 2016	$2,263,770

			$2,263,770

Telecommunications — 2.6%
		Asurion Corp.
	6,175	Term Loan, 5.50%, Maturing May 24, 2018	$6,136,382
	1,175	Term Loan-Second Lien, 9.00%, Maturing May 24, 2019	1,185,445
		BCM Luxembourg, Ltd.
EUR	1,827	Term Loan, 3.32%, Maturing September 30, 2014	1,951,575
EUR	1,828	Term Loan, 3.57%, Maturing September 30, 2015	1,951,973
EUR	2,500	Term Loan-Second Lien, 5.69%, Maturing March 31, 2016	574,760
		Cellular South, Inc.
	925	Term Loan, 4.50%, Maturing July 27, 2017	927,312
		Intelsat Jackson Holdings SA
	10,524	Term Loan, 5.25%, Maturing April 2, 2018	10,568,845
		IPC Systems, Inc.
GBP	1,366	Term Loan, 3.08%, Maturing May 31, 2014	2,213,419
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071	Term Loan, 2.88%, Maturing December 1, 2014	1,587,275
		MetroPCS Wireless
	6,180	Term Loan, 3.94%, Maturing March 16, 2018	6,168,162
		NTelos, Inc.
	1,972	Term Loan, 4.00%, Maturing August 7, 2015	1,972,449
		SBA Communications Corp.
	1,025	Term Loan, 3.75%, Maturing June 29, 2018	1,026,281
		Syniverse Technologies, Inc.
	997	Term Loan, 5.25%, Maturing December 21, 2017	1,001,234
		Telesat Canada, Inc.
	313	Term Loan, 3.19%, Maturing October 31, 2014	310,086
	3,646	Term Loan, 3.19%, Maturing October 31, 2014	3,609,932
		TowerCo Finance, LLC
	648	Term Loan, 5.25%, Maturing February 2, 2017	650,806
		Wind Telecomunicazioni SpA
EUR	3,750	Term Loan, 5.70%, Maturing December 15, 2017	5,273,869
		Windstream Corp.
	3,881	Term Loan, 2.99%, Maturing December 17, 2015	3,893,042

			$51,002,847

Utilities — 0.7%
		AES Corp.
	2,768	Term Loan, 4.25%, Maturing June 1, 2018	$2,774,983
		Calpine Corp.
	1,025	Term Loan, 4.50%, Maturing April 2, 2018	1,017,441
	2,643	Term Loan, 4.50%, Maturing April 2, 2018	2,623,716
		NRG Energy, Inc.
	4,750	Term Loan, 4.00%, Maturing July 2, 2018	4,759,756
		Pike Electric, Inc.
	331	Term Loan, 1.69%, Maturing July 2, 2012	328,128
	250	Term Loan, 1.69%, Maturing December 10, 2012	247,210

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
4,000	Term Loan, 4.73%, Maturing October 10, 2017	$2,992,214

		$14,743,448

Total Senior Floating-Rate Interests (identified cost $844,302,956)		$830,918,722

Corporate Bonds & Notes — 50.0%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.9%
	Alliant Techsystems, Inc.
760	6.875%, 9/15/20	$794,200
	BE Aerospace, Inc.
1,465	6.875%, 10/1/20	1,582,200
	Huntington Ingalls Industries, Inc.
135	6.875%, 3/15/18(9)	139,725
1,885	7.125%, 3/15/21(9)	1,955,687
	International Lease Finance Corp., Sr. Notes
2,600	5.65%, 6/1/14	2,652,000
635	8.75%, 3/15/17	711,200
1,930	6.25%, 5/15/19	1,929,471
1,365	8.25%, 12/15/20	1,521,975
	Rural Metro Corp., Sr. Notes
1,105	10.125%, 7/15/19(9)	1,146,438
	TransDigm, Inc., Sr. Sub. Notes
4,980	7.75%, 12/15/18(9)	5,328,600

		$17,761,496

Air Transport — 0.4%
	American Airlines, Inc., Sr. Notes
3,035	7.50%, 3/15/16(9)	$2,997,062
	CHC Helicopter SA, Sr. Notes
4,195	9.25%, 10/15/20(9)	3,775,500
	Southwest Airlines Co., Sr. Notes
850	5.75%, 12/15/16	956,290
	United Air Lines, Inc., Sr. Notes
261	9.875%, 8/1/13(9)	276,660

		$8,005,512

Automotive — 1.2%
	Accuride Corp., Sr. Notes
1,580	9.50%, 8/1/18	$1,694,550
	Affinia Group, Inc., Sr. Notes
2,964	10.75%, 8/15/16(9)	3,334,500
	Allison Transmission, Inc.
1,040	7.125%, 5/15/19(9)	1,024,400
	American Axle & Manufacturing Holdings, Inc., Sr. Notes
1,174	9.25%, 1/15/17(9)	1,301,672
	Chrysler Group, LLC, Sr. Notes
2,045	8.25%, 6/15/21(9)	2,014,325
	Commercial Vehicle Group, Inc., Sr. Notes
1,080	7.875%, 4/15/19(9)	1,082,700
	Goodyear Tire & Rubber Co. (The), Sr. Notes
2,106	10.50%, 5/15/16	2,382,412
	Kia Motors Corp., Sr. Notes
1,400	3.625%, 6/14/16(9)	1,423,719

Principal
Amount*
(000’s omitted)		Security	Value
		Lear Corp.
	600	7.875%, 3/15/18	$650,250
		Meritor, Inc.
	25	8.125%, 9/15/15	26,063
	1,190	10.625%, 3/15/18	1,332,800
		Navistar International Corp.
	4,270	8.25%, 11/1/21	4,664,975
		Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
	2,821	10.625%, 9/1/17(9)	3,046,680
		Visteon Corp., Sr. Notes
	675	6.75%, 4/15/19(9)	664,875

			$24,643,921

Banks and Thrifts — 1.6%
		Ally Financial, Inc.
	4,500	8.30%, 2/12/15	$4,938,750
	4,485	8.00%, 11/1/31	4,826,981
		Bank of America NA
	1,750	6.00%, 10/15/36	1,691,853
		Barclays Bank PLC
	465	6.05%, 12/4/17(9)	487,215
	700	10.179%, 6/12/21(9)	871,500
		Capital One Financial Corp.
	600	6.15%, 9/1/16	674,699
		Charter One Bank NA
	800	6.375%, 5/15/12	829,774
		DBS Bank, Ltd., Jr. Sub. Notes
	1,000	5.00% to 11/15/14, 11/15/19(9)(11)	1,073,351
		Fifth Third Bancorp
	1,375	8.25%, 3/1/38	1,693,121
		General Motors Acceptance Corp.
	2,450	8.00%, 12/31/18	2,615,375
		HSBC Bank Brasil SA, Sr. Notes
	1,000	4.00%, 5/11/16(9)	1,015,000
		HSBC Holdings PLC
	775	6.50%, 5/2/36	807,847
		KeyBank NA
	500	5.45%, 3/3/16	554,001
		Lloyds TSB Bank PLC
	700	6.50%, 9/14/20(9)	695,528
		Regions Bank
	1,050	6.45%, 6/26/37	916,155
		Sovereign Bank
	970	5.125%, 3/15/13	1,006,480
	2,000	8.75%, 5/30/18	2,398,256
		Standard Chartered Bank, Sr. Notes
	2,275	6.40%, 9/26/17(9)	2,545,529
		Zions BanCorp.
	1,900	6.00%, 9/15/15	1,971,586

			$31,613,001

Beverage and Tobacco — 0.1%
		Coca-Cola HBC Finance BV
	1,200	5.50%, 9/17/15	$1,330,455
		Refresco Group BV, Sr. Notes, Variable Rate
EUR	1,000	5.42%, 5/15/18(10)	1,449,472

			$2,779,927

Principal
Amount*
(000’s omitted)	Security	$Value
Broadcast Radio and Television — 0.5%
	Clear Channel Worldwide Holdings, Inc.
1,550	9.25%, 12/15/17	$1,701,125
	Historic TW, Inc.
500	6.625%, 5/15/29	562,456
	LBI Media, Inc., Sr. Notes
1,830	9.25%, 4/15/19(9)	1,823,137
	XM Satellite Radio Holdings, Inc.
5,080	13.00%, 8/1/14(9)	5,981,700

		$10,068,418

Brokers, Dealers and Investment Houses — 0.4%
	FMR, LLC
750	4.75%, 3/1/13(9)	$787,091
	FMR, LLC, Sr. Notes
500	6.45%, 11/15/39(9)	521,793
	Macquarie Bank, Ltd.
2,000	6.625%, 4/7/21(9)	2,069,320
	SSI Investments II, Sr. Notes
4,095	11.125%, 6/1/18	4,545,450

		$7,923,654

Building and Development — 0.9%
	Building Materials Corp. of America, Sr. Notes
2,685	6.75%, 5/1/21(9)	$2,728,631
	CB Richard Ellis Service, Inc.
3,270	6.625%, 10/15/20(9)	3,368,100
	CB Richard Ellis Service, Inc., Sr. Sub. Notes
9,415	11.625%, 6/15/17	10,944,938
	Interface, Inc., Sr. Notes
860	7.625%, 12/1/18	920,200
	Toll Brothers Finance Corp.
590	4.95%, 3/15/14	621,544

		$18,583,413

Business Equipment and Services — 2.6%
	Abengoa Finance SAU
1,910	8.875%, 11/1/17(9)	$1,929,100
	ACCO Brands Corp., Sr. Notes
1,600	10.625%, 3/15/15	1,794,000
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
1,950	9.625%, 3/15/18	2,123,062
	Brocade Communications Systems, Inc., Sr. Notes
700	6.625%, 1/15/18	745,500
890	6.875%, 1/15/20	971,213
	CMA CGM SA
3,070	8.50%, 4/15/17(9)	2,302,500
	Education Management, LLC, Sr. Notes
10,085	8.75%, 6/1/14	10,349,731
	MDC Partners, Inc.
1,510	11.00%, 11/1/16	1,674,213
	RSC Equipment Rental, Inc.
1,525	10.25%, 11/15/19	1,711,812
	RSC Equipment Rental, Inc., Sr. Notes
4,215	10.00%, 7/15/17(9)	4,773,487
	Sitel, LLC/Sitel Finance Corp., Sr. Notes
915	11.50%, 4/1/18	825,788
	SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15	12,055,737
	Ticketmaster Entertainment, Inc.
1,945	10.75%, 8/1/16	2,129,775

Principal
Amount*
(000’s omitted)		Security	Value
		TransUnion, LLC/TransUnion Financing Corp.
	3,880	11.375%, 6/15/18(9)	$4,452,300
		United Rentals North America, Inc.
	3,055	10.875%, 6/15/16	3,517,069

			$51,355,287

Cable and Satellite Television — 0.6%
		Bresnan Broadband Holdings, LLC
	470	8.00%, 12/15/18(9)	$489,975
		Cablevision Systems Corp., Sr. Notes
	2,135	8.625%, 9/15/17	2,369,850
	1,055	7.75%, 4/15/18	1,131,488
		CCO Holdings, LLC/CCO Capital Corp.
	685	7.875%, 4/30/18	739,800
	420	7.00%, 1/15/19	438,900
	365	8.125%, 4/30/20(9)	402,413
		Crown Media Holdings, Inc.
	940	10.50%, 7/15/19(9)	968,200
		Mediacom Broadband Corp., Sr. Notes
	3,290	8.50%, 10/15/15	3,417,487
		Mediacom, LLC/Mediacom Capital Corp., Sr. Notes
	785	9.125%, 8/15/19	839,950
		Time Warner Cable, Inc.
	1,055	8.75%, 2/14/19	1,384,242

			$12,182,305

Chemicals and Plastics — 2.2%
		Celanese US Holdings, LLC
	880	6.625%, 10/15/18(9)	$954,800
	940	5.875%, 6/15/21	997,575
		CF Industries, Inc., Sr. Notes
	2,990	6.875%, 5/1/18	3,419,812
	2,230	7.125%, 5/1/20	2,620,250
		Chemtura Corp.
	2,185	7.875%, 9/1/18	2,346,144
		Dow Chemical Co. (The), Sr. Notes
	165	7.375%, 11/1/29	212,036
		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	1,100	9.00%, 11/15/20	1,144,000
		INEOS Finance PLC, Sr. Notes
	3,160	9.00%, 5/15/15(9)	3,357,500
		INEOS Group Holdings PLC, Sr. Sub. Notes
	4,190	8.50%, 2/15/16(9)	4,221,425
		Kraton Polymers, LLC, Sr. Notes
	695	6.75%, 3/1/19	708,031
		LBI Escrow Corp., Sr. Notes
	1,667	8.00%, 11/1/17(9)	1,892,045
		Lyondell Chemical Co., Sr. Notes
	11,045	11.00%, 5/1/18	12,563,687
		Nova Chemicals Corp., Sr. Notes
	1,960	8.375%, 11/1/16	2,185,400
		Polymer Group, Inc., Sr. Notes
	320	7.75%, 2/1/19(9)	333,200
		PolyOne Corp., Sr. Notes
	585	7.375%, 9/15/20	624,488
		Scotts Miracle-Gro Co. (The)
	565	7.25%, 1/15/18	605,256
		Solutia, Inc.
	1,725	8.75%, 11/1/17	1,923,375
		Styrolution Group GmbH, Sr. Notes
EUR	1,150	7.625%, 5/15/16(9)	1,602,861

Principal
Amount*
(000’s omitted)	Security	Value
	Vertellus Specialties, Inc., Sr. Notes
1,250	9.375%, 10/1/15(9)	$1,295,313
	Wellman Holdings, Inc.
269	5.00%, 1/29/19(5)(8)	149,258

		$43,156,456

Clothing/Textiles — 0.3%
	Oxford Industries, Inc., Sr. Notes
4,521	11.375%, 7/15/15	$5,136,986

		$5,136,986

Conglomerates — 0.8%
	Amsted Industries, Inc., Sr. Notes
3,220	8.125%, 3/15/18(9)	$3,405,150
	FUEL Trust
3,750	4.207%, 4/15/16(9)	3,818,996
	General Electric Co., Sr. Notes
1,625	5.00%, 2/1/13	1,723,327
	Griffon Corp.
2,015	7.125%, 4/1/18(9)	2,020,038
	Manitowoc Co., Inc. (The)
800	9.50%, 2/15/18	884,000
2,160	8.50%, 11/1/20	2,359,800
	RBS Global & Rexnord Corp.
1,775	11.75%, 8/1/16	1,883,719

		$16,095,030

Containers and Glass Products — 0.7%
	BWAY Holding Co.
620	10.00%, 6/15/18(9)	$682,000
	Reynolds Group Holdings, Inc., Sr. Notes
2,930	8.75%, 5/15/18(9)	2,827,450
1,685	7.125%, 4/15/19(9)	1,647,088
2,950	9.00%, 4/15/19(9)	2,950,000
4,785	7.875%, 8/15/19(9)	4,862,756
1,740	9.875%, 8/15/19(9)	1,759,575

		$14,728,869

Diversified Financial Services — 1.1%
	American Express Co., Variable Rate
550	6.80% to 9/1/16, 9/1/66(11)	$568,563
	CIT Group, Inc.
9,245	7.00%, 5/1/15	9,291,225
	CIT Group, Inc., Sr. Notes
3,360	5.25%, 4/1/14(9)	3,385,200
876	7.00%, 5/1/14	883,206
3,710	7.00%, 5/1/17	3,723,912
	General Electric Capital Corp., Sr. Notes
1,500	5.875%, 1/14/38	1,547,457
	General Motors Financial Co., Inc.
1,365	6.75%, 6/1/18(9)	1,399,125

		$20,798,688

Diversified Manufacturing Operations — 0.1%
	Hutchison Whampoa International, Ltd.
500	6.25%, 1/24/14(9)	$554,775
400	7.45%, 11/24/33(9)	515,071

		$1,069,846

Principal
Amount*
(000’s omitted)	Security	$Value
Diversified Media — 0.8%
	Catalina Marketing Corp.
3,255	10.50%, 10/1/15(9)	$3,458,438
4,150	11.625%, 10/1/17(9)	4,523,500
	Checkout Holding Corp., Sr. Notes
4,285	0.00%, 11/15/15(9)	2,742,400
	WMG Acquisition Corp.
3,755	11.50%, 10/1/18(9)	3,783,162
	WMG Acquisition Corp., Sr. Notes
600	9.50%, 6/15/16(9)	639,750

		$15,147,250

Drugs — 0.3%
	Patheon, Inc., Sr. Notes
1,185	8.625%, 4/15/17(9)	$1,195,310
	Warner Chilcott Co., LLC
3,860	7.75%, 9/15/18(9)	3,917,900

		$5,113,210

Ecological Services and Equipment — 0.2%
	Casella Waste Systems, Inc.
960	7.75%, 2/15/19(9)	$955,200
	Casella Waste Systems, Inc., Sr. Notes
845	11.00%, 7/15/14	942,175
	Clean Harbors, Inc., Sr. Notes
995	7.625%, 8/15/16(9)	1,062,162
	Environmental Systems Product Holdings, Inc., Jr. Notes
149	18.00%, 3/31/15(8)	128,154

		$3,087,691

Electronics/Electrical — 0.7%
	Advanced Micro Devices, Inc.
1,670	8.125%, 12/15/17	$1,782,725
	Advanced Micro Devices, Inc., Sr. Notes
2,185	7.75%, 8/1/20	2,310,638
	Comision Federal de Electricidad
1,100	4.875%, 5/26/21(9)	1,120,570
	Enel Finance International SA
205	6.25%, 9/15/17(9)	222,900
1,120	6.80%, 9/15/37(9)	1,086,279
	NXP BV/NXP Funding, LLC, Variable Rate
891	2.999%, 10/15/13	893,784
	Scottish Power, Ltd., Sr. Notes
1,040	5.375%, 3/15/15	1,100,405
	Spectrum Brands, Inc.
3,599	12.00%, 8/28/19(5)	4,012,551
	Tyco Electronics Group SA
850	5.95%, 1/15/14	938,156
400	7.125%, 10/1/37	505,120

		$13,973,128

Equipment Leasing — 0.2%
	AWAS Aviation Capital, Ltd., Sr. Notes
4,146	7.00%, 10/15/16(9)	$4,249,609
	Hertz Corp.
229	8.875%, 1/1/14	236,156
25	7.50%, 10/15/18(9)	25,938

		$4,511,703

Principal
Amount*
(000’s omitted)	Security	$Value
Financial Intermediaries — 0.7%
	Ford Motor Credit Co., LLC, Sr. Notes
3,380	12.00%, 5/15/15	$4,249,539
4,975	8.00%, 12/15/16	5,715,001
1,530	8.125%, 1/15/20	1,821,552
	Janus Capital Group, Inc., Sr. Notes
2,000	6.70%, 6/15/17	2,220,246

		$14,006,338

Financial Services — 0.5%
	BBVA Bancomer SA
1,500	6.50%, 3/10/21(9)	$1,560,000
	Credit Suisse AG
1,595	5.40%, 1/14/20	1,645,903
	E*Trade Financial Corp., Sr. Notes
3,860	12.50%, 11/30/17(5)	4,632,000
	UBS AG, Sr. Sub. Notes
1,325	5.875%, 7/15/16	1,462,110

		$9,300,013

Food Products — 0.7%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
2,023	15.00%, 5/15/17(9)	$2,091,087
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
3,605	10.75%, 5/15/16(9)	3,803,275
	Corn Products International, Inc., Sr. Notes
325	6.625%, 4/15/37	365,122
	Michael Foods, Inc., Sr. Notes
4,360	9.75%, 7/15/18(9)	4,730,600
	Pinnacle Foods Finance, LLC
620	10.625%, 4/1/17	669,600
	Ralcorp Holdings, Inc., Sr. Notes
1,440	6.625%, 8/15/39	1,481,348

		$13,141,032

Food Service — 0.5%
	Aramark Holdings Corp., Sr. Notes
1,310	8.625%, 5/1/16(5)(9)	$1,355,850
	Dunkin Finance Corp., Sr. Notes
2,856	9.625%, 12/1/18(9)	2,895,241
	NPC International, Inc., Sr. Sub. Notes
5,200	9.50%, 5/1/14	5,330,000

		$9,581,091

Forest Products — 0.5%
	Boise Paper Holdings, LLC
370	9.00%, 11/1/17	$406,075
605	8.00%, 4/1/20	639,787
	Domtar Corp., Sr. Notes
2,995	10.75%, 6/1/17	3,878,525
	Longview Fibre Paper & Packaging, Inc., Sr. Notes
1,300	8.00%, 6/1/16(9)	1,339,000
	Sappi Papier Holdings GmbH, Sr. Notes
2,765	6.625%, 4/15/21(9)	2,737,350
	Verso Paper Holdings, LLC/Verso Paper, Inc.
870	11.375%, 8/1/16	813,450

		$9,814,187

Health Care — 3.4%
	Accellent, Inc., Sr. Notes
2,910	8.375%, 2/1/17	$3,033,675

Principal
Amount*
(000’s omitted)	Security	Value
	Alere, Inc., Sr. Notes
3,335	7.875%, 2/1/16	$3,426,713
	American Renal Holdings, Sr. Notes
600	8.375%, 5/15/18	624,000
	AMGH Merger Sub, Inc.
1,845	9.25%, 11/1/18(9)	1,983,375
	Bio-Rad Laboratories, Inc.
800	8.00%, 9/15/16	899,000
	Biomet, Inc.
2,290	10.375%, 10/15/17(5)	2,507,550
12,825	11.625%, 10/15/17	14,187,656
	CDRT Merger Sub, Inc.
3,510	8.125%, 6/1/19(9)	3,518,775
	ConvaTec Healthcare E SA, Sr. Notes
1,835	10.50%, 12/15/18(9)	1,899,225
	DJO Finance, LLC/DJO Finance Corp.
5,070	10.875%, 11/15/14	5,456,587
	Endo Pharmaceuticals Holdings, Inc.
1,260	7.00%, 7/15/19(9)	1,326,150
1,275	7.00%, 12/15/20(9)	1,335,563
555	7.25%, 1/15/22(9)	585,525
	Fresenius US Finance II, Inc., Sr. Notes
1,400	9.00%, 7/15/15(9)	1,596,000
	HCA, Inc.
2,115	9.25%, 11/15/16	2,267,016
3,415	7.50%, 2/15/22	3,474,762
	HCA, Inc., Sr. Notes
2,330	9.875%, 2/15/17	2,627,075
4,760	6.50%, 2/15/20	4,843,300
	Hillenbrand, Inc., Sr. Notes
1,800	5.50%, 7/15/20	1,871,631
	inVentiv Health, Inc., Sr. Notes
1,100	10.00%, 8/15/18(9)	1,078,000
	Multiplan, Inc.
3,305	9.875%, 9/1/18(9)	3,561,137
	Rotech Healthcare, Inc.
1,885	10.50%, 3/15/18	1,861,438
	Stewart Enterprises, Inc.
555	6.50%, 4/15/19(9)	563,325
	STHI Holding Corp.
1,375	8.00%, 3/15/18(9)	1,416,250
	Teleflex, Inc.
540	6.875%, 6/1/19	558,900

		$66,502,628

Home Furnishings — 0.3%
	Sealy Mattress Co., Sr. Notes
5,016	10.875%, 4/15/16(9)	$5,630,460

		$5,630,460

Industrial Equipment — 1.0%
	Cameron International Corp., Sr. Notes
1,460	6.375%, 7/15/18	$1,701,954
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15	2,281,213
	JMC Steel Group, Inc., Sr. Notes
1,370	8.25%, 3/15/18(9)	1,428,225
	Pinafore, LLC/Pinafore, Inc., Sr. Notes
6,285	9.00%, 10/1/18(9)	6,897,787
	Polypore International, Inc.
760	7.50%, 11/15/17	811,300

Principal
Amount*
(000’s omitted)	Security	Value
	Terex Corp., Sr. Notes
5,550	10.875%, 6/1/16	$6,396,375

		$19,516,854

Insurance — 0.9%
	Aflac, Inc., Sr. Notes
600	8.50%, 5/15/19	$759,087
	Alliant Holdings I, Inc.
2,455	11.00%, 5/1/15(9)	2,602,300
	AXA SA
900	8.60%, 12/15/30	1,093,593
	General American Life Insurance Co.
2,200	7.625%, 1/15/24(9)	2,711,570
	HUB International Holdings, Inc., Sr. Notes
1,825	9.00%, 12/15/14(9)	1,856,937
	Nationwide Mutual Insurance Co.
1,660	9.375%, 8/15/39(9)	2,123,201
	QBE Capital Funding III, Ltd.
1,000	7.25% to 5/24/12, 5/24/41(9)(11)	1,021,281
	QBE Insurance Group, Ltd., Sr. Notes
1,235	9.75%, 3/14/14(9)	1,437,402
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
905	4.136%, 11/15/14(9)	834,863
	Validus Holdings, Ltd., Sr. Notes
934	8.875%, 1/26/40	1,041,970
	Willis Group Holdings, Ltd.
1,100	5.75%, 3/15/21	1,149,240
	XL Group PLC, Sr. Notes
535	5.25%, 9/15/14	576,915
1,250	6.25%, 5/15/27	1,292,704

		$18,501,063

Leisure Goods/Activities/Movies — 1.0%
	AMC Entertainment, Inc., Sr. Notes
1,145	8.75%, 6/1/19	$1,222,287
	AMC Networks, Inc.
1,100	7.75%, 7/15/21(9)	1,160,500
	Cinemark USA, Inc.
685	7.375%, 6/15/21(9)	688,425
	Hasbro, Inc., Sr. Notes
450	6.35%, 3/15/40	484,790
	Live Nation Entertainment, Inc., Sr. Notes
640	8.125%, 5/15/18(9)	654,400
	NAI Entertainment Holdings, LLC, Sr. Notes
940	8.25%, 12/15/17(9)	1,021,075
	NCL Corp, Ltd., Sr. Notes
3,615	11.75%, 11/15/16	4,193,400
925	9.50%, 11/15/18(9)	1,019,812
	Regal Entertainment Group
1,095	9.125%, 8/15/18	1,160,700
	Royal Caribbean Cruises, Sr. Notes
2,205	7.00%, 6/15/13	2,367,619
1,400	6.875%, 12/1/13	1,513,750
530	11.875%, 7/15/15	657,306
660	7.25%, 6/15/16	714,450
1,680	7.25%, 3/15/18	1,797,600
	Seven Seas Cruises, S de RL, LLC
925	9.125%, 5/15/19(9)	968,937

Principal
Amount*
(000’s omitted)	Security	Value
	Vail Resorts, Inc., Sr. Sub. Notes
685	6.50%, 5/1/19(9)	$704,694

		$20,329,745

Lodging and Casinos — 3.9%
	Buffalo Thunder Development Authority
4,300	9.375%, 12/15/49(7)(9)	$1,682,375
	CCM Merger, Inc.
975	8.00%, 8/1/13(9)	975,000
	Harrah’s Operating Co., Inc.
3,300	5.375%, 12/15/13	3,143,250
8,435	5.625%, 6/1/15	6,779,631
1,190	10.00%, 12/15/15	1,207,850
3,035	12.75%, 4/15/18	3,050,175
	Harrah’s Operating Co., Inc., Sr. Notes
4,615	11.25%, 6/1/17	5,105,344
780	10.00%, 12/15/18	702,000
	Inn of the Mountain Gods Resort & Casino, Sr. Notes
3,554	1.25%, 11/30/20(5)(9)	2,237,264
1,542	8.75%, 11/30/20(9)	1,534,290
	Mandalay Resort Group
5,735	6.375%, 12/15/11	5,806,687
	MCE Finance, Ltd., Sr. Notes
2,205	10.25%, 5/15/18	2,508,187
	MGM Resorts International
7,885	6.75%, 9/1/12	8,062,412
2,110	6.75%, 4/1/13	2,141,650
	MGM Resorts International, Sr. Notes
1,655	10.375%, 5/15/14	1,899,113
1,715	11.125%, 11/15/17	1,985,113
755	9.00%, 3/15/20(9)	843,713
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
4,830	8.00%, 4/1/12	3,912,300
3,375	7.125%, 8/15/14	2,303,438
4,550	6.875%, 2/15/15	3,094,000
	Peninsula Gaming, LLC
495	8.375%, 8/15/15	525,938
830	8.375%, 8/15/15(9)	881,875
985	10.75%, 8/15/17(9)	1,081,038
2,235	10.75%, 8/15/17	2,452,912
	Starwood Hotels & Resorts Worldwide, Inc.
1,300	6.75%, 5/15/18	1,459,250
	SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
740	8.625%, 4/15/16(9)	773,300
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,565	9.00%, 11/15/15(9)	3,694,231
	Waterford Gaming, LLC, Sr. Notes
4,360	8.625%, 9/15/14(8)(9)	2,803,693
	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
3,165	7.75%, 8/15/20	3,513,150

		$76,159,179

Nonferrous Metals/Minerals — 1.9%
	Arch Coal, Inc.
2,690	7.00%, 6/15/19(9)	$2,831,225
1,085	7.25%, 10/1/20	1,140,606
2,690	7.25%, 6/15/21(9)	2,837,950
	Arch Coal, Inc., Sr. Notes
980	8.75%, 8/1/16	1,092,700

Principal
Amount*
(000’s omitted)	Security	Value
	CII Carbon, LLC
2,520	11.125%, 11/15/15(9)	$2,627,100
	CII Carbon, LLC, Sr. Notes
2,805	8.00%, 12/1/18(9)	2,931,225
	Consol Energy, Inc.
1,785	8.00%, 4/1/17(9)	1,976,888
1,495	8.25%, 4/1/20(9)	1,670,663
	FMG Resources PTY, Ltd., Sr. Notes
7,835	7.00%, 11/1/15(9)	8,158,194
	Novelis, Inc.
3,010	8.375%, 12/15/17	3,292,187
3,010	8.75%, 12/15/20	3,363,675
	Quadra FNX Mining, Ltd., Sr. Notes
3,730	7.75%, 6/15/19(9)	3,860,550
	SunCoke Energy, Inc.
1,365	7.625%, 8/1/19(9)	1,405,950
	Vale, Ltd.
300	6.875%, 11/21/36	346,395
	Vale, Ltd., Sr. Notes
500	5.70%, 10/15/15	558,190

		$38,093,498

Oil and Gas — 4.9%
	Alpha Natural Resources, Inc.
2,575	6.00%, 6/1/19	$2,668,344
1,945	6.25%, 6/1/21	2,022,800
	Anadarko Finance Co.
465	7.50%, 5/1/31	558,824
	Anadarko Petroleum Corp., Sr. Notes
4,830	6.375%, 9/15/17	5,706,471
	Antero Resources Finance Corp., Sr. Notes
1,090	7.25%, 8/1/19(9)	1,109,075
	ATP Oil & Gas Corp., Sr. Notes
1,455	11.875%, 5/1/15	1,491,375
	Basic Energy Services, Inc.
685	7.75%, 2/15/19(9)	703,838
	Berry Petroleum Co., Sr. Notes
2,435	10.25%, 6/1/14	2,794,162
	Bill Barrett Corp.
505	9.875%, 7/15/16	573,175
	Calfrac Holdings, LP, Sr. Notes
955	7.50%, 12/1/20(9)	986,038
	Carrizo Oil & Gas, Inc.
4,190	8.625%, 10/15/18	4,483,300
	Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
2,506	9.00%, 4/1/15(9)	2,737,805
	Concho Resources, Inc.
685	6.50%, 1/15/22	716,681
	Concho Resources, Inc., Sr. Notes
1,800	7.00%, 1/15/21	1,944,000
	Continental Resources, Inc.
305	7.375%, 10/1/20	330,163
735	7.125%, 4/1/21(9)	790,125
	Denbury Resources, Inc.
1,674	8.25%, 2/15/20	1,858,140
	Denbury Resources, Inc., Sr. Sub. Notes
3,285	9.75%, 3/1/16	3,687,412
	Energy Transfer Partners , LP, Sr. Notes
900	6.00%, 7/1/13	971,938
550	7.50%, 7/1/38	652,532

Principal
Amount*
(000’s omitted)	Security	Value
	EXCO Resources, Inc.
285	7.50%, 9/15/18	$284,288
	Forest Oil Corp.
410	7.25%, 6/15/19	428,450
	Frac Tech Services, LLC/Frac Tech Finance, Inc.
4,000	7.125%, 11/15/18(9)	4,180,000
	Frontier Oil Corp.
610	6.875%, 11/15/18	654,225
	GMX Resources, Inc.
1,680	11.375%, 2/15/19(9)	1,608,600
	Harvest Operations Corp.
920	6.875%, 10/1/17(9)	963,700
	Holly Corp.
1,435	9.875%, 6/15/17	1,617,962
	Kinder Morgan Energy Partners, LP
530	5.85%, 9/15/12	557,153
	Kinder Morgan Energy Partners, LP, Sr. Notes
600	6.55%, 9/15/40	667,132
	Nabors Industries, Inc.
2,000	6.15%, 2/15/18	2,275,454
	OGX Petroleo E Gas Participacoes SA
3,480	8.50%, 6/1/18(9)	3,685,320
	Oil States International, Inc.
2,050	6.50%, 6/1/19(9)	2,096,125
	Petrobras International Finance Co.
1,300	9.125%, 7/2/13	1,493,375
700	6.875%, 1/20/40	801,511
	Petroleum Development Corp., Sr. Notes
1,870	12.00%, 2/15/18	2,094,400
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14(9)	420,325
2,705	7.00%, 5/1/17(9)	2,529,175
	Petroplus Finance, Ltd., Sr. Notes
3,335	9.375%, 9/15/19(9)	3,376,687
	Precision Drilling Corp.
1,150	6.625%, 11/15/20(9)	1,193,125
	Precision Drilling Corp., Sr. Notes
2,390	6.50%, 12/15/21(9)	2,443,775
	Quicksilver Resources, Inc., Sr. Notes
5,490	11.75%, 1/1/16	6,368,400
	Range Resources Corp.
1,815	6.75%, 8/1/20	1,991,962
	Rockies Express Pipeline, LLC, Sr. Notes
600	3.90%, 4/15/15(9)	623,132
400	6.875%, 4/15/40(9)	411,253
	Rosetta Resources, Inc.
1,115	9.50%, 4/15/18	1,251,587
	SESI, LLC
3,365	6.375%, 5/1/19(9)	3,398,650
	SESI, LLC, Sr. Notes
690	6.875%, 6/1/14	702,938
	SM Energy Co., Sr. Notes
700	6.625%, 2/15/19(9)	724,500
	Southwestern Energy Co., Sr. Notes
4,200	7.50%, 2/1/18	4,861,500
	Statoil ASA
230	5.10%, 8/17/40	239,159
	Transocean, Inc., Sr. Notes
300	6.80%, 3/15/38	344,762

Principal
Amount*
(000’s omitted)	Security	Value
	Unit Corp.
395	6.625%, 5/15/21	$400,925
	Venoco, Inc.
545	11.50%, 10/1/17	606,313
	Venoco, Inc., Sr. Notes
1,745	8.875%, 2/15/19	1,814,800
	W&T Offshore, Inc., Sr. Notes
2,615	8.50%, 6/15/19(9)	2,722,869

		$96,619,730

Publishing — 1.2%
	Laureate Education, Inc.
8,540	10.00%, 8/15/15(9)	$8,956,325
4,344	10.25%, 8/15/15(5)(9)	4,465,482
8,355	11.75%, 8/15/17(9)	9,138,281
	Nielsen Finance, LLC
1,619	11.50%, 5/1/16	1,890,183
	Nielsen Finance, LLC, Sr. Notes
195	11.625%, 2/1/14	227,663

		$24,677,934

Radio and Television — 0.3%
	Cumulus Media, Inc., Sr. Notes
1,345	7.75%, 5/1/19(9)	$1,297,925
	WMG Acquisition Corp., Sr. Notes
3,660	9.50%, 6/15/16	3,902,475

		$5,200,400

Rail Industries — 0.5%
	American Railcar Industry, Sr. Notes
2,020	7.50%, 3/1/14	$2,060,400
	Kansas City Southern Mexico, Sr. Notes
500	8.00%, 2/1/18	556,350
2,350	6.125%, 6/15/21(9)	2,414,625
	Kansas City Southern Railway Co., Sr. Notes
4,000	8.00%, 6/1/15	4,320,000

		$9,351,375

Real Estate Investment Trusts (REITs) — 0.1%
	Developers Diversified Realty Corp., Sr. Notes
945	9.625%, 3/15/16	$1,158,264
	DuPont Fabros Technology, LP
895	8.50%, 12/15/17	984,500
	Goodman Funding PTY, Ltd., Sr. Notes
560	6.375%, 4/15/21(9)	588,945

		$2,731,709

Retailers (Except Food and Drug) — 3.6%
	Academy, Ltd./Academy Finance Corp.
1,930	9.25%, 8/1/19(9)	$1,968,600
	Amscan Holdings, Inc., Sr. Sub. Notes
10,105	8.75%, 5/1/14	10,307,100
	AutoZone, Inc., Sr. Notes
475	5.875%, 10/15/12	501,040
500	5.50%, 11/15/15	565,001
	Express, LLC/Express Finance Corp.
6,245	8.75%, 3/1/18	6,775,825
	Limited Brands, Inc.
3,325	8.50%, 6/15/19	3,840,375
5,030	6.625%, 4/1/21	5,231,200

Principal
Amount*
(000’s omitted)	Security	Value
	Macy’s Retail Holdings, Inc.
740	8.125%, 7/15/15	$886,519
400	6.90%, 4/1/29	456,684
	PETCO Animal Supplies, Inc.
3,690	9.25%, 12/1/18(9)	4,003,650
	Phillips-Van Heusen Corp., Sr. Notes
3,085	7.75%, 11/15/23	3,414,851
	Sally Holdings, LLC, Sr. Notes
18,715	10.50%, 11/15/16	20,118,625
	Toys “R” Us
9,930	10.75%, 7/15/17	11,220,900
	Toys “R” Us, Sr. Notes
1,925	7.375%, 9/1/16(9)	1,992,375

		$71,282,745

Steel — 0.0%(2)
	RathGibson, Inc., Sr. Notes
4,915	11.25%, 2/15/14(7)(8)	$492
	United States Steel Corp., Sr. Notes
750	7.375%, 4/1/20	782,812

		$783,304

Surface Transport — 0.5%
	CEVA Group PLC, Sr. Notes
1,250	11.625%, 10/1/16(9)	$1,368,750
4,695	8.375%, 12/1/17(9)	4,771,294
3,115	11.50%, 4/1/18(9)	3,294,112

		$9,434,156

Technology — 0.4%
	International Game Technology, Sr. Notes
1,646	7.50%, 6/15/19	$1,924,447
	Seagate HDD Cayman
3,340	7.00%, 11/1/21(9)	3,390,100
	Sensata Technologies BV
1,425	6.50%, 5/15/19(9)	1,446,375
	Western Union Co. (The)
1,000	6.20%, 11/17/36	1,041,339

		$7,802,261

Telecommunications — 5.3%
	America Movil SAB de CV
1,200	5.50%, 3/1/14	$1,326,160
	Avaya, Inc., Sr. Notes
1,225	9.75%, 11/1/15	1,252,563
6,715	10.125%, 11/1/15(5)	6,899,431
1,130	7.00%, 4/1/19(9)	1,098,925
	CenturyLink, Inc., Sr. Notes
5,385	6.45%, 6/15/21	5,565,844
	Digicel Group, Ltd., Sr. Notes
5,100	12.00%, 4/1/14(9)	5,916,000
3,655	8.25%, 9/1/17(9)	3,811,069
	EH Holding Corp., Sr. Notes
3,235	6.50%, 6/15/19(9)	3,344,181
	Equinix, Inc., Sr. Notes
1,340	7.00%, 7/15/21	1,396,950
	Fidelity National Information Services, Inc.
670	7.875%, 7/15/20	718,575
	GCI, Inc., Sr. Notes
660	6.75%, 6/1/21(9)	671,550

Principal
Amount*
(000’s omitted)	Security	Value
	Intelsat Bermuda, Ltd.
14,115	11.25%, 6/15/16	$15,067,762
	Intelsat Luxembourg SA
2,795	11.50%, 2/4/17(5)(9)	3,011,613
3,393	11.50%, 2/4/17	3,655,755
	News America, Inc.
950	8.00%, 10/17/16	1,144,479
	Nextel Communications, Inc., Series E
1,795	6.875%, 10/31/13	1,811,828
	NII Capital Corp.
3,490	10.00%, 8/15/16	4,039,675
	SBA Telecommunications, Inc.
1,475	8.00%, 8/15/16	1,583,781
985	8.25%, 8/15/19	1,068,725
	Sprint Capital Corp.
2,900	6.90%, 5/1/19	2,979,750
	Telecom Italia Capital SA
660	5.25%, 11/15/13	671,599
950	7.175%, 6/18/19	1,007,356
	Telefonica Emisiones SAU
2,350	5.877%, 7/15/19	2,459,761
	Telesat Canada/Telesat, LLC, Sr. Notes
3,625	11.00%, 11/1/15	3,987,500
	Telesat Canada/Telesat, LLC, Sr. Sub. Notes
6,830	12.50%, 11/1/17	8,050,863
	Wind Acquisition Finance SA, Sr. Notes
2,950	11.75%, 7/15/17(9)	3,285,563
12,012	12.25%, 7/15/17(9)	13,362,525
	Windstream Corp.
4,800	8.125%, 9/1/18	5,160,000
675	7.75%, 10/1/21	718,875

		$105,068,658

Utilities — 1.3%
	AES Corp. (The), Sr. Notes
1,365	7.375%, 7/1/21(9)	$1,414,481
	Calpine Construction Finance Co., Sr. Notes
4,275	8.00%, 6/1/16(9)	4,638,375
	Duquesne Light Holdings, Inc., Sr. Notes
2,000	5.90%, 12/1/21(9)	2,063,332
	Exelon Generation Co., LLC, Sr. Notes
925	5.35%, 1/15/14	1,005,325
	GenOn Energy, Inc., Sr. Notes
2,550	9.875%, 10/15/20	2,703,000
	NGC Corp.
4,395	7.625%, 10/15/26	2,878,725
	NRG Energy, Inc.
3,910	8.25%, 9/1/20	4,046,850
2,015	7.875%, 5/15/21(9)	2,035,150
	Reliant Energy, Inc., Sr. Notes
360	7.625%, 6/15/14	376,200
	TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes
5,010	11.50%, 10/1/20(9)	4,659,300

		$25,820,738

Total Corporate Bonds & Notes (identified cost $936,377,478)		$987,084,889

Foreign Government Securities — 0.0%(2)

Principal
Amount
(000’s omitted)	Security	Value
	Government of Bermuda, Sr. Notes,
$200	5.603%, 7/20/20(9)	$223,148

		$223,148

Total Foreign Government Securities (identified cost $200,000)		$223,148

Mortgage Pass-Throughs — 29.4%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$28,028	5.00%, with various maturities to 2023(12)	$30,183,687
8,541	5.50%, with various maturities to 2032	9,349,323
9,055	6.00%, with various maturities to 2031	9,861,883
44,580	6.50%, with various maturities to 2032	50,565,646
33,555	7.00%, with various maturities to 2036	38,236,204
434	7.13%, with maturity at 2023	506,882
18,404	7.50%, with various maturities to 2029	21,588,635
652	7.65%, with maturity at 2022	760,874
84	7.70%, with maturity at 2022	99,025
11,918	8.00%, with various maturities to 2030	14,111,953
365	8.25%, with maturity at 2020	429,663
989	8.30%, with maturity at 2020	1,167,378
8,999	8.50%, with various maturities to 2031	10,799,410
2,860	9.00%, with various maturities to 2031	3,338,232
2,432	9.50%, with various maturities to 2025	2,896,605
329	10.00%, with maturity at 2020	386,963
313	10.50%, with maturity at 2020	373,185
309	12.00%, with maturity at 2020	345,018
19	13.00%, with maturity at 2015	21,317

		$195,021,883

	Federal National Mortgage Association:
$2,340	2.516%, with maturity at 2022(13)	$2,406,851
4,323	3.079%, with maturity at 2036(13)	4,462,848
3,718	4.50%, with maturity at 2018	3,970,814
22,319	5.00%, with various maturities to 2018	23,953,552
9,455	5.50%, with various maturities to 2028	10,333,270
22,169	6.00%, with various maturities to 2033	24,611,875
12,872	6.324%, with maturity at 2032(13)	13,953,646
64,582	6.50%, with various maturities to 2036	73,412,996
307	6.75%, with maturity at 2023	354,727
47,544	7.00%, with various maturities to 2036	55,008,553
19,589	7.50%, with various maturities to 2035(12)	23,126,983
7,906	8.00%, with various maturities to 2031	9,375,748
16	8.25%, with maturity at 2018	18,613
1,862	8.307%, with maturity at 2027(14)	2,251,728
723	8.493%, with maturity at 2028(14)	854,617
8,773	8.50%, with various maturities to 2030	10,464,437
535	8.562%, with maturity at 2029(14)	652,353
711	8.624%, with maturity at 2027(14)	856,131
93	8.651%, with maturity at 2024(14)	109,728
11,642	9.00%, with various maturities to 2027	14,050,614
441	9.405%, with maturity at 2018(14)	506,023
3,196	9.50%, with various maturities to 2030	3,862,164
659	9.946%, with maturity at 2025(14)	766,737
863	10.00%, with various maturities to 2020	1,008,473

Principal
Amount
(000’s omitted)	Security	Value
$523	10.391%, with maturity at 2019(14)	$593,670
734	10.50%, with maturity at 2021	869,445
181	11.50%, with maturity at 2016	200,359

		$282,036,955

	Government National Mortgage Association:
$2,186	6.00%, with maturity at 2024	$2,408,231
18,841	6.50%, with various maturities to 2032	21,674,302
11,677	7.00%, with various maturities to 2033	13,691,213
24,890	7.50%, with various maturities to 2032	29,483,986
16,284	8.00%, with various maturities to 2034	19,568,548
556	8.30%, with maturity at 2020	654,051
996	8.50%, with various maturities to 2022	1,189,490
4,851	9.00%, with various maturities to 2026	5,820,218
6,903	9.50%, with various maturities to 2026	8,400,287
385	10.00%, with maturity at 2019	451,125

		$103,341,451

Total Mortgage Pass-Throughs (identified cost $545,371,719)		$580,400,289

Collateralized Mortgage Obligations — 6.1%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,322	Series 24, Class J, 6.25%, 11/25/23	$1,455,796
1,473	Series 1497, Class K, 7.00%, 4/15/23	1,475,419
2,378	Series 1529, Class Z, 7.00%, 6/15/23	2,393,784
2,037	Series 1620, Class Z, 6.00%, 11/15/23	2,218,307
683	Series 1677, Class Z, 7.50%, 7/15/23	800,257
12,304	Series 1702, Class PZ, 6.50%, 3/15/24	13,532,019
3,699	Series 2113, Class QG, 6.00%, 1/15/29	4,006,009
542	Series 2122, Class K, 6.00%, 2/15/29	575,297
367	Series 2130, Class K, 6.00%, 3/15/29	404,096
370	Series 2167, Class BZ, 7.00%, 6/15/29	390,700
2,863	Series 2182, Class ZB, 8.00%, 9/15/29	3,192,787
4,191	Series 2198, Class ZA, 8.50%, 11/15/29	4,277,923
9,489	Series 2245, Class A, 8.00%, 8/15/27	10,869,547
3,462	Series 2458, Class ZB, 7.00%, 6/15/32	3,997,174

		$49,589,115

	Federal National Mortgage Association:
$350	Series G92-44, Class Z, 8.00%, 7/25/22	$391,005
569	Series G92-44, Class ZQ, 8.00%, 7/25/22	636,228
892	Series G92-46, Class Z, 7.00%, 8/25/22	1,015,217
1,493	Series G92-60, Class Z, 7.00%, 10/25/22	1,701,118
16,400	Series G93-35, Class ZQ, 6.50%, 11/25/23	18,571,275
3,678	Series G93-40, Class H, 6.40%, 12/25/23	4,179,535
237	Series 1988-14, Class I, 9.20%, 6/25/18	270,094
214	Series 1989-1, Class D, 10.30%, 1/25/19	241,153
394	Series 1989-34, Class Y, 9.85%, 7/25/19	466,653
300	Series 1990-17, Class G, 9.00%, 2/25/20	351,881
144	Series 1990-27, Class Z, 9.00%, 3/25/20	169,088
156	Series 1990-29, Class J, 9.00%, 3/25/20	182,797
687	Series 1990-43, Class Z, 9.50%, 4/25/20	816,338
266	Series 1991-98, Class J, 8.00%, 8/25/21	308,556
1,728	Series 1992-77, Class ZA, 8.00%, 5/25/22	2,032,865
121	Series 1992-103, Class Z, 7.50%, 6/25/22	141,179

Principal
Amount
(000’s omitted)	Security	Value
$216	Series 1992-113, Class Z, 7.50%, 7/25/22	$250,465
466	Series 1992-185, Class ZB, 7.00%, 10/25/22	534,614
1,176	Series 1993-16, Class Z, 7.50%, 2/25/23	1,370,470
865	Series 1993-22, Class PM, 7.40%, 2/25/23	1,008,953
1,408	Series 1993-25, Class J, 7.50%, 3/25/23	1,641,498
2,518	Series 1993-30, Class PZ, 7.50%, 3/25/23	2,944,729
3,074	Series 1993-42, Class ZQ, 6.75%, 4/25/23	3,478,694
500	Series 1993-56, Class PZ, 7.00%, 5/25/23	571,402
584	Series 1993-156, Class ZB, 7.00%, 9/25/23	665,703
4,158	Series 1994-45, Class Z, 6.50%, 2/25/24	4,690,276
2,233	Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,658,599
2,325	Series 1996-57, Class Z, 7.00%, 12/25/26	2,688,464
1,151	Series 1997-77, Class Z, 7.00%, 11/18/27	1,328,823
973	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,119,095
429	Series 1999-45, Class ZG, 6.50%, 9/25/29	492,719
3,135	Series 2000-22, Class PN, 6.00%, 7/25/30	3,530,271
474	Series 2001-37, Class GA, 8.00%, 7/25/16	516,299
801	Series 2002-1, Class G, 7.00%, 7/25/23	912,585
3,544	Series 2002-21, Class PE, 6.50%, 4/25/32	4,043,055

		$65,921,696

	Government National Mortgage Association:
$3,793	Series 2002-45, Class PG, 6.00%, 3/17/32	$4,155,052
282	Series 2005-72, Class E, 12.00%, 11/16/15	310,990

		$4,466,042

Total Collateralized Mortgage Obligations (identified cost $112,486,866)		$119,976,853

Commercial Mortgage-Backed Securities — 9.1%

Principal
Amount
(000’s omitted)	Security	Value
$22,300	BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$23,561,912
436	BACM, Series 2004-3, Class A5, 5.536%, 6/10/39(14)	472,138
625	BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	669,143
2,000	BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38	2,048,660
1,250	BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,321,490
3,915	BSCMS, Series 2004-PWR4, Class A2, 5.286%, 6/11/41(14)	4,072,181
2,753	BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	2,754,984
3,614	BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	3,613,623
1,905	CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(14)	1,990,261
12,215	CGCMT, Series 2004-C1, Class A4, 5.368%, 4/15/40(14)	13,202,760
32,874	COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39(15)	34,715,049
1,794	COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,804,548
19,897	CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(14)	20,950,669
183	CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	183,223
1,577	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(14)	1,690,296
1,320	GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,363,079
750	GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	797,389
2,200	JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,202,344
10,946	JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	11,266,093
27,214	JPMCC, Series 2005-LDP5, Class A3, 5.234%, 12/15/44(14)(15)	28,835,614
1,000	JPMCC, Series 2005-LDP5, Class AJ, 5.326%, 12/15/44	941,216
2,000	JPMCC, Series 2011-C3, Class A2, 3.673%, 2/16/46(9)	2,071,570
152	LB-UBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	152,488
8,775	MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(14)	9,392,018
7,252	MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(14)	7,321,149
660	MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(14)	707,149

Principal
Amount
(000’s omitted)	Security	Value
$500	RBSCF, Series 2010-MB1, Class C, 4.67%, 4/15/24(9)(14)	$531,779
965	WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(9)(14)	988,346
250	WBCMT, Series 2004-C12, Class A4, 5.316%, 7/15/41(14)	269,522

Total Commercial Mortgage-Backed Securities (identified cost $173,759,565)		$179,890,693

Asset-Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
$443	Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(16)	$363,349
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.208%, 2/24/19(9)(16)	453,623
753	Babson Ltd., Series 2005-1A, Class C1, 2.199%, 4/15/19(9)(16)	568,051
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.299%, 1/15/19(9)(16)	688,531
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.716%, 8/11/16(9)(16)	837,539
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(16)	728,557
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.00%, 7/17/19(16)	369,029
1,844	Comstock Funding Ltd., Series 2006-1A, Class D, 4.504%, 5/30/20(9)(16)	1,301,825
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.823%, 7/30/16(9)(16)	1,199,242

Total Asset-Backed Securities (identified cost $8,125,542)		$6,509,746

U.S. Government Agency Obligations — 1.7%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Bank:
$6,585	5.375%, 5/15/19	$7,777,116
3,975	4.125%, 12/31/19	4,355,594
4,205	4.125%, 3/13/20	4,565,629
9,000	5.25%, 12/9/22	10,555,875
5,740	5.375%, 8/15/24	6,694,378

Total U.S. Government Agency Obligations (identified cost $34,062,705)		$33,948,592

Common Stocks — 1.5%

Shares	Security	Value
Automotive — 0.1%
25,372	Dayco Products, LLC(8)(17)(18)	$1,420,832
8,949	Hayes Lemmerz International, Inc.(8)(17)(18)	536,940

		$1,957,772

Building and Development — 0.2%
3,677	Panolam Holdings Co.(8)(17)(19)	$3,539,664
1,231	United Subcontractors, Inc.(8)(17)(18)	94,474
4,575	WCI Communities, Inc.(8)(17)(18)	480,421

		$4,114,559

Chemicals and Plastics — 0.0%
243	Wellman Holdings, Inc.(8)(17)(18)	$0

		$0

Shares	Security	Value
Containers and Glass Products — 0.2%
142,857	Anchor Glass Container Corp.(8)(17)	$4,097,139

		$4,097,139

Diversified Manufacturing — 0.0%(2)
14,906	MEGA Brands, Inc.(17)	$140,943

		$140,943

Ecological Services and Equipment — 0.0%(2)
2,484	Environmental Systems Products Holdings, Inc.(8)(17)(19)	$56,114

		$56,114

Financial Intermediaries — 0.0%(2)
357	RTS Investor Corp.(8)(17)(18)	$78,845

		$78,845

Food Service — 0.0%(2)
30,225	Buffets, Inc.(8)(17)	$124,678

		$124,678

Home Furnishings — 0.1%
9,399	Oreck Corp.(8)(17)(18)	$644,489
26,249	Sanitec Europe Oy B Units(17)(18)	150,869
25,787	Sanitec Europe Oy E Units(8)(17)(18)	0

		$795,358

Leisure Goods/Activities/Movies — 0.1%
72,419	Metro-Goldwyn-Mayer Holdings, Inc.(17)(18)	$1,609,968

		$1,609,968

Lodging and Casinos — 0.1%
828	Greektown Superholdings, Inc.(17)	$57,960
46,819	Herbst Gaming, Inc.(8)(17)(18)	238,310
17,051	Tropicana Entertainment, Inc.(8)(17)(18)	274,947

		$571,217

Nonferrous Metals/Minerals — 0.0%(2)
1,636	Euramax International, Inc.(17)(18)	$523,552

		$523,552

Oil and Gas — 0.0%(2)
15,874	SemGroup Corp.(17)	$369,547

		$369,547

Publishing — 0.2%
5,187	Ion Media Networks, Inc.(8)(17)(18)	$3,630,900
14,016	MediaNews Group, Inc.(8)(17)(18)	265,598
2,862	Source Interlink Companies, Inc.(8)(17)(18)	100,571
1,091	Star Tribune Media Holdings Co.(17)	35,458
9,296	SuperMedia, Inc.(17)	33,930

		$4,066,457

Radio and Television — 0.1%
892	New Young Broadcasting Holding Co., Inc.(17)(18)	$2,441,850

		$2,441,850

Steel — 0.4%
33,937	KNIA Holdings, Inc.(8)(17)(18)	$457,136
218,800	RathGibson Acquisition Co., LLC(8)(17)(19)	7,318,860

		$7,775,996

Total Common Stocks (identified cost $11,655,268)		$28,723,995

Convertible Bonds — 0.0%(2)

Principal
Amount
(000’s omitted)	Security	Value
Oil and Gas — 0.0%(2)
$700	Transocean, Inc., 1.50%, 12/15/37	$690,375

Total Convertible Bonds (identified cost $679,764)		$690,375

Preferred Stocks — 0.4%

Shares	Security	Value
Banks and Thrifts — 0.1%
40,000	BB&T Capital Trust VI, 9.60%	$1,052,000

		$1,052,000

Diversified Financial Services — 0.1%
46,000	JPMorgan Chase Capital XXVIII, 7.20%(16)	$1,175,300

		$1,175,300

Ecological Services and Equipment — 0.0%(2)
569	Environmental Systems Products Holdings, Inc., Series A(8)(17)(19)	$35,654

		$35,654

Financial Intermediaries — 0.2%
102,000	Citigroup Capital XII, 8.50%(16)	$2,624,460
30,740	Citigroup Capital XIII, 7.875%	835,282
35,605	GMAC Capital Trust I, 8.125%(17)	912,200

		$4,371,942

Oil, Gas & Consumable Fuels — 0.0%(2)
9,691	Chesapeake Energy Corp., 4.50% Convertible	$949,718

		$949,718

Total Preferred Stocks (identified cost $7,529,398)		$7,584,614

Warrants — 0.0%(2)

Shares	Security	Value
Chemicals and Plastics — 0.0%
663	Foamex, Series A, Expires 12/31/13(8)(17)(18)	$0
663	Foamex, Series B, Expires 12/31/15(8)(17)(18)	0

		$0

Food Products — 0.0%(2)
1,745	ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/5/18(17)	$218,125

		$218,125

Oil and Gas — 0.0%(2)
16,708	SemGroup Corp., Expires 11/30/14(17)	$92,646

		$92,646

Publishing — 0.0%(2)
23,833	Reader’s Digest Association, Inc. (The), Expires 2/19/14(8)(17)(18)	$0
935	Star Tribune Media Holding, Expires 9/28/13(17)	30,387

		$30,387

Shares	Security	$Value
Radio and Television — 0.0%(2)
6	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(17)(18)	$16,425

		$16,425

Retailers (Except Food and Drug) — 0.0%
10,360	Oriental Trading Co., Inc., Expires 2/11/16(8)(17)(18)	$0
11,366	Oriental Trading Co., Inc., Expires 2/11/16(8)(17)(18)	0

		$0

Total Warrants (identified cost $10,478)		$357,583

Miscellaneous — 0.0%(2)

Shares	Security	Value
Business Equipment and Services — 0.0%(2)
5,250,000	NCS Acquisition Corp., Escrow Certificate(17)	$361,988

		$361,988

Cable and Satellite Television — 0.0%(2)
2,786,444	Adelphia Recovery Trust(17)	$27,864
300,000	Adelphia, Inc., Escrow Certificate(17)	561
2,500,000	Adelphia, Inc., Escrow Certificate(17)	4,675

		$33,100

Health Care — 0.0%(2)
1,815,000	US Oncology, Inc., Escrow Certificate(17)	$40,838

		$40,838

Total Miscellaneous (identified cost $2,777,647)		$435,926

Short-Term Investments — 1.9%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$34,373	Eaton Vance Cash Reserves Fund, LLC, 0.10%(20)	$34,372,874
3,950	State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	3,950,262

Total Short-Term Investments (identified cost $38,323,136)		$38,323,136

Total Investments — 142.5% (identified cost $2,715,662,522)		$2,815,068,561

Less Unfunded Loan Commitments — (0.1)%		$(1,833,607)

Net Investments — 142.4% (identified cost $2,713,828,915)		$2,813,234,954

Other Assets, Less Liabilities — (29.0)%		$(571,735,213)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.4)%		$(266,628,677)

Net Assets Applicable to Common Shares — 100.0%		$1,974,871,064

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Amount is less than 0.05%.

(3)		Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(6)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(7)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $402,186,694 or 20.4% of the Fund’s net assets applicable to common shares.

(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)		Security converts to floating rate after the indicated fixed-rate coupon period.

(12)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(13)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(14)		Weighted average fixed-rate coupon that changes/updates monthly.

(15)		Security held as collateral for borrowings under the Term Asset-Backed Securities Loan Facility (TALF).

(16)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(17)		Non-income producing security.

(18)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(19)		Restricted security.

(20)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $11,908.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/31/11	British Pound Sterling 5,634,519	United States Dollar 9,214,945	JPMorgan Chase Bank	$(31,101)
8/31/11	Euro 47,802,119	United States Dollar 67,302,516	Citigroup Global Markets	(1,341,384)
9/30/11	British Pound Sterling 5,375,688	United States Dollar 8,602,391	Goldman Sachs, Inc.	(216,024)
9/30/11	Euro 3,985,520	United States Dollar 5,708,599	HSBC Bank USA	(10,225)
10/31/11	British Pound Sterling 5,749,033	United States Dollar 9,388,256	JPMorgan Chase Bank	(39,555)

				$(1,638,289)

Purchases

				Net Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Appreciation
8/31/11	Euro 155,626	United States Dollar 223,171	State Street Bank and Trust Company	$308

				$308

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	250 U.S. 2-Year Treasury Note	Short	$(54,714,844)	$(54,980,469)	$(265,625)
9/11	650 U.S. 5-Year Treasury Note	Short	(77,055,469)	(78,939,454)	(1,883,985)
9/11	680 U.S. 10-Year Treasury Note	Short	(82,805,938)	(85,467,500)	(2,661,562)
9/11	130 U.S. 30-Year Treasury Bond	Short	(16,088,516)	(16,656,250)	(567,734)

					$(5,378,906)

At July 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Fund purchases and sells U.S. Treasury futures contracts to manage the duration of its portfolio.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset
Risk	Derivative	Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$308	$(1,638,289)
Interest Rate	Financial Futures Contracts	—	(5,378,906)*

	Total	$308	$(7,017,195)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,734,684,074

Gross unrealized appreciation	$127,024,113
Gross unrealized depreciation	(48,473,233)

Net unrealized appreciation	$78,550,880

Restricted Securities

At July 31, 2011, the Fund owned the following securities (representing 0.6% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$56,114
Panolam Holdings Co.	12/30/09	3,677	2,020,511		3,539,664
RathGibson Acquisition Co., LLC	6/14/10	218,800	1,161,180		7,318,860

Total Common Stocks			$3,181,691		$10,914,638

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,654

Total Preferred Stocks			$9,958		$35,654

Total Restricted Securities			$3,191,649		$10,950,292

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$824,971,950	$4,113,165	$829,085,115
Corporate Bonds & Notes	—	984,003,292	3,081,597	987,084,889
Foreign Government Securities	—	223,148	—	223,148
Mortgage Pass-Throughs	—	580,400,289	—	580,400,289
Collateralized Mortgage Obligations	—	119,976,853	—	119,976,853
Commercial Mortgage-Backed Securities	—	179,890,693	—	179,890,693
Asset-Backed Securities	—	6,509,746	—	6,509,746
U.S. Government Agency Obligations	—	33,948,592	—	33,948,592
Common Stocks	544,420	4,819,657	23,359,918	28,723,995
Convertible Bonds	—	690,375	—	690,375
Preferred Stocks	6,713,678	835,282	35,654	7,584,614
Warrants	—	357,583	0	357,583
Miscellaneous	—	435,926	—	435,926
Short-Term Investments	—	38,323,136	—	38,323,136

Total Investments	$7,258,098	$2,775,386,522	$30,590,334	$2,813,234,954

Forward Foreign Currency Exchange Contracts	$—	$308	$—	$308

Total	$7,258,098	$2,775,386,830	$30,590,334	$2,813,235,262

Liability Description	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Exchange Contracts	$—	$(1,638,289)	$—	$(1,638,289)
Futures Contracts	(5,378,906)	—	—	(5,378,906)
TALF Loans Payable	—	—	(51,042,132)	(51,042,132)

Total	$(5,378,906)	$(1,638,289)	$(51,042,132)	$(58,059,327)

The following is a reconciliation of Level 3 assets for which significant unobservable input were used to determine fair value.

	Investments in			Investments in
	Senior	Investments in		Preferred Stocks,
	Floating-Rate	Corporate	Investments in	Warrants and	TALF
	Interests	Bonds & Notes	Common Stocks	Miscellaneous	Loans Payable	Total
Balance as of April 30, 2011	$4,729,112	$6,352,882	$21,825,447	$64,704	$(51,042,132)	$(18,069,987)
Realized gains (losses)	(1,223,542)	—	—	(6,493,930)	—	(7,717,472)
Change in net unrealized appreciation (depreciation)	925,143	146,113	314,048	6,493,865	—	7,879,169
Cost of purchases	47,757	—	—	—	—	47,757
Proceeds from sales	(762,597)	—	—	—	—	(762,597)
Accrued discount (premium)	12,993	(4,702)	—	—	—	8,291
Transfers to Level 3*	398,796	492	1,728,713	—	—	2,128,001
Transfers from Level 3*	(14,497)	(3,413,188)	(508,290)	(28,985)	—	(3,964,960)

Balance as of July 31, 2011	$4,113,165	$3,081,597	$23,359,918	$35,654	$(51,042,132)	$(20,451,798)

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011*	$(221,380)	$146,113	$314,048	$—	$—	$238,781

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 26, 2011